Angel Oak Mortgage Trust 2023-3 ABS-15G

Exhibit 99.26

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
2023030861	XXX	XXX	Credit	Missing Underwriter Loan Approval	XXX	XXX	Closed	XXX) Missing lender loan approval.; XXX) Missing final XXX	XXX	Verified credit history - Mid FICO of XXX exceeds the minimum required of XXX by XXX points for XXX LTV.; Net tangible benefit - XXXmonthly residual income for family of X exceeds the minimum required of XXX	XXX Lender approval received.

XXX - Attached DU with ApproveXEligible recommendation is insufficient to satisfy the exception; DU is only acceptable for Flex Connect program. XXX reflects manual underwrite qualifying the borrower under XXX month bank statement program. Missing lenders underwriter loan decisionXloan approval with loan program. APRV XXX Exception Remains;

												XXX - Exception is partially cleared with the attached XXX and business narrative. Still missing lenders loan approval. APRV XXX Exception Remains;	XXX Lender approval received. XXX previously provided XXX	XXX	D	A	D	A	D	A	D	A	D	A
2023030861	XXX	XXX	Credit	Missing Tax Transcript(s)	XXX	XXX	Acknowledged	XXX) Missing XXX Wage and Income Transcript to support earnings on XXX W-XXX on pXXX Per LOE transitioned from contract to WXXX Emp XXX;

XXX) Missing Lender explanation for XXX transcript dated XXX on pXXX reporting no record of return found.	Verified credit history - Mid FICO of XXX exceeds the minimum required of XXX by XXX points for XXX LTV.; Net tangible benefit - XXXmonthly residual income for family of X exceeds the minimum required of XXX	XXX - Part X of the exception is cleared with the attached most recent Wage Transcript. XXX - Recd response from investor, "We would like to grant an exception for the missing tax transcripts for XXX loan." CRED XXX Exception Overridden to XXX;

XXX - "I'm sorry he didn't file an extension, his accountant says he filed his XXX, he prepared them so the no record of return found was the delay in processing at the time with the IRS. Taking months to get transcripts back as they were so far behind because of the covid shut downs.  I can certify that is the case as was national news. I'm sorry for the miscommunication on it". ** No exception cleared. IRS transcript submitted XXX > XXX days prior to closing XXX; No evidence of resubmission to verify if the transcripts are now available. Missing evidence taxes were filed with a copy of IRS stamped returns or evidence of full payment or receipt of refund. CRED XXX Exception Remains;

XXX - "XXX shows transcript showing no record found as borrower has until XXX to file". ** No exception cleared. Deadline to file XXX federal tax returns XXX; Missing evidence of extension to file XXX federal tax return. CRED XXX Exception Remains;

												XXX - Recd underwriter correspondence, "We have XXX no record found on the XXX WX transcripts provided and is acceptable as borrower doesn't have to file until October XXX, XXX and report his earnings which triggers the transcript. (as I understand it) The WX, paystubs and written WVOE all support what was represented as I see it." ** No exception cleared. Missing evidence of extension to file XXX Per lender guide Express Doc - One Year Verification of Income, Sellers must provide tax transcripts XXXT. Investor acknowledgment of the exception to lender guide is required where most recent transcript is not provided due to no record of return filed. CRED XXX Exception Remains;	Client: XXX - Part X of the exception is cleared with the attached most recent Wage Transcript. XXX - Recd response from investor, "We would like to grant an exception for the missing tax transcripts for XXX loan." CRED XXX Exception Overridden to XXX;	XXX	C	B	C	B	C	B	C	B	C	B
2023030861		XXX	XXX	Property	HPML Appraisal Requirements are Not Met	XXX	XXX	Closed	Missing executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of XXX and any implementing regulations.	XXX	Verified credit history - Mid FICO of XXX exceeds the minimum required of XXX by XXX points for XXX LTV.; Net tangible benefit - XXXmonthly residual income for family of X exceeds the minimum required of XXX	XXX - Exception is cleared with the attached updated appraisal; comment addendum reflects appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. APPR XXX Exception Cleared;	XXX - Exception is cleared with the attached updated appraisal; comment addendum reflects appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. APPR XXX Exception Cleared;	XXX	C	A	C	A	C	A	C	A	C	A
2023030861	XXX	XXX	Credit	Income Calculation Discrepancy	XXX	XXX	Closed	UTD Lender deposits of XXX less XXX exclusions = XXX per mo. income for period ending XXX on bank statement wXXXs on pXXX Statement on pXXX total deposits of XXX less XXX exclusions = $XXX per mo. income verified by review. Missing approval and XXX to determine Lender final DTI (see CRED). Per tape DTI XXX% and this exceeds max for >XXX% LTV by XXX Subject to re-verification and re-calculation of DTI. Refer to CRED XXX for DTI exception.	XXX	Verified credit history - Mid FICO of XXX exceeds the minimum required of XXX by XXX points for XXX LTV.; Net tangible benefit - XXXmonthly residual income for family of X exceeds the minimum required of XXX	XXX - Exception is cleared with the attached bank statement calculator and updated asset statement; months were not in sequential order. Review used XXX - XXX, DTI XXX < XXX variance from the approved XXX of XXX, as per XXX CRED XXX Exception Cleared;

XXX - XXX Bank Statement Income Calculator. ** No exception cleared. Discrepancy noted:
XXX Total Monthly Deposits of XXX is inaccurate; actual total deposits is XXXof which XXXwere ineligible resulting in XXX eligible deposits for that month. Discrepancy to be satisfactorily addressed. CRED XXX Exception Remains;

												XXX - Attached CPA letter is insufficient to satisfy the exception. PNC XXX XXX statement reflects deposits of XXXof which XXXwere ineligible resulting is XXX eligible deposits for that month. Lender bank statement income calculator reflects total deposits of XXX with XXX ineligible resulting in XXX eligible deposits for the month. Discrepancy to be satisfactorily addressed. CRED XXX Exception Remains;	XXX - Exception is cleared with the attached bank statement calculator and updated asset statement; months were not in sequential order. Review used XXX - XXX, DTI XXX < XXX variance from the approved XXX of XXX, as per XXX CRED XXX Exception Cleared;	XXX	C	A	C	A	C	A	C	A	C	A
2023030861		XXX	XXX	Credit	Back-end Ratio exception (DTI)	XXX	XXX	Closed	Review DTI of XXX exceeds XXX% maximum for >XXX% LTV(XXX% subject). Please refer to CRED XXX Income Calculation Exception.	XXX	Verified credit history - Mid FICO of XXX exceeds the minimum required of XXX by XXX points for XXX LTV.; Net tangible benefit - XXXmonthly residual income for family of X exceeds the minimum required of XXX	XXX - Exception is cleared with the attached bank statement calculator and updated asset statement; months were not in sequential order. Review used XXX - XXX, DTI XXX < XXX variance from the approved XXX of XXX, as per XXX (REFER TO CRED XXX STIP XXX). CRED XXX Exception Cleared;	XXX - Exception is cleared with the attached bank statement calculator and updated asset statement; months were not in sequential order. Review used XXX - XXX, DTI XXX < XXX variance from the approved XXX of XXX, as per XXX (REFER TO CRED XXX STIP XXX). CRED XXX Exception Cleared;	XXX	C	A	C	A	C	A	C	A	C	A
2023030861		XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	XXX	Closed	Missing additional one month consecutive bank statement for XXX XXX #XXX to meet XXX months requirement. Statement dated XXX to XXX on pXXX	XXX	Verified credit history - Mid FICO of XXX exceeds the minimum required of XXX by XXX points for XXX LTV.; Net tangible benefit - XXXmonthly residual income for family of X exceeds the minimum required of XXX	XXX - Recd updated XXX removing XXX XXX assets. Update is deemed immaterial since funds were not needed to satisfy cash to close or reserve requirements, thus borrower acknowledgment not required. Refer CRED XXX Stip XXX, "Remove XXX from balances used as not needed. We have without XXX XXX verified without and only need XXXk for closing and XXXk (rounded up) for reserves = XXX total needed have XXX" CRED XXX Exception Cleared;	XXX - Recd updated XXX removing TD XXX assets. Update is deemed immaterial since funds were not needed to satisfy cash to close or reserve requirements, thus borrower acknowledgment not required. Refer CRED XXX Stip XXX, "Remove TD XXX from balances used as not needed. We have without TD Ameritrade XXXk verified without and only need XXXk for closing and XXXk (rounded up) for reserves = XXX total needed have XXX" CRED XXX Exception Cleared;	XXX	C	A	C	A	C	A	C	A	C	A
2023030861	XXX	XXX	Credit	Guideline Exception(s)	XXX	XXX	Closed	Missing documentation to support ownership percentage and owned minimum of XXX years per guidelines on XXX	XXX	Verified credit history - Mid FICO of XXX exceeds the minimum required of XXX by XXX points for XXX LTV.; Net tangible benefit - XXXmonthly residual income for family of X exceeds the minimum required of XXX	XXX - Exception is cleared with the attached pre-consummation dated CPA letter that confirms XXX ownership of the self-employed business. GIDE XXX Exception Cleared;

												XXX - "Please refer to CPA letter where it is listed borrower is sole employee and owner". ** No exception cleared. CPA letter not attached for review. GIDE XXX Exception Remains;	XXX - Exception is cleared with the attached pre-consummation dated CPA letter that confirms XXX ownership of the self-employed business. GIDE XXX Exception Cleared;	XXX	C	A	C	A	C	A	C	A	C	A
2023030825		XXX	XXX	Compliance	Missing Legal Description on Mortgage/DOT	XXX	XXX	Closed	Missing pages of mortgage including, but not limited to Legal Description. File contained page XXX of mortgage document and PUD Rider.	XXX	Low LTVXCLTVXHCLTV - Borrower LTVXCLTVX is XXX		Lender provided a copy of the legal description.	XXX	C	A	C	A	C	A	C	A	C	A
2023030825		XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	XXX	Closed	Missing Affiliated Business Disclosure	XXX	Low LTVXCLTVXHCLTV - Borrower LTVXCLTVX is XXX		XXX Exception fired in error, upon resubmission exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030825	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.	XXX	XXX	Closed	Amount of specific lender credits (lender paid fees) has decreased without a COC or off-setting general lender credit. --
									The sum of non-specific (lump sum) lender credits and specific lender credits ($XXX) has decreased from the amount disclosed on the Loan Estimate sent on XXX . Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (XXXi) and comments XXX -XXX and -XXX; XXX CFR XXXX.	XXX	Low LTVXCLTVXHCLTV - Borrower LTVXCLTVX is XXX		XXX Exception fired in error, upon resubmission exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030825		XXX	XXX	Compliance	Closing Disclosure Cash to Close on the Calculating Cash to Close table has changed from the LE with no evidence of the "Did This Change Indicator" flag XXX	XXX	XXX	Closed	The Deposit disclosed on the Calculating Cash to Close table has changed from the Loan Estimate ($XXX) to the Final Amount on the Closing Disclosure ($-XXX). The Did this Change indicator should reflect that the amount has changed.	XXX	Low LTVXCLTVXHCLTV - Borrower LTVXCLTVX is XXX		XXX Exception fired in error, upon resubmission exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030825		XXX	XXX	Compliance	Loan Estimate Cash to Close on the Calculating Cash to Close table has not changed to the Closing Disclosure with the "Did This Change Indicator" flag reflecting the amount has not changed	XXX	XXX	Closed	The Seller Credits disclosed on the Calculating Cash to Close table has not changed from the Loan Estimate to the Final Amount on the Closing Disclosure. The Did this Change indicator should reflect that the amount has not changed.	XXX	Low LTVXCLTVXHCLTV - Borrower LTVXCLTVX is XXX		XXX Exception fired in error, upon resubmission exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030848	XXX	XXX	Credit	Missing Sufficient Evidence of Insurance	XXX	XXX	Closed	XXX: Coverage A is XXX extended replacement XXX% (XXX); therefore, coverage A is XXX Est recon cost is XXX Client provided response with total coverage is XXX using identical figures.

									Dwelling coverage is not sufficient. The replacement cost calculator (p. XXX) reflects XXX Insurance Extended Dwelling coverage (p. XXX) is XXX The loan amount is XXX The Appraisals reflect Estimated Cost New is XXX (p. XXX) and XXX (p. XXX).	XXX	Verified employment history - The Work Number verified Borrower has been on current job for XXX years; Verified reserves - XXX months verified reserves; X months were required ; Established credit history - XXX X XXX mid credit scores; XXX year credit depth includes X AA mortgages		XXX Lender provided email from the insurance company that confirmed borrower has XXX extended replacement cost.	XXX	C	A	C	A	C	A	C	A	C	A
2023030850	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	XXX	Closed	CPA letter regarding use of business assets for reserves is not detrimental to business is not provided in file. Borrower is XXX% owner of business and business funds are needed to document required XXX months reserves for DTI >XXX% per guidelines on page XXX	XXX	Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.

											; Verified occupancy in subject property - Verified Borrower is self-employed Realtor with XXX ownership in X LLCs since XXX and XXX; Low LTVXCLTVXHCLTV - XXX LTV.		XXX Lender provided proof min XXX owner	XXX	C	A	C	A	C	A	C	A	C	A
2023030850	XXX	XXX	Credit	Guideline Exception(s)	XXX	XXX	Acknowledged	Borrower does not meet minimum residual income. Borrower residual income XXX vs. guideline minimum of XXX for loan with DTI >XXX% (XXX) as per guidelines on page XXX	Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.

; Verified occupancy in subject property - Verified Borrower is self-employed Realtor with XXX ownership in X LLCs since XXX and XXX; Low LTVXCLTVXHCLTV - XXX LTV.	XXX Lender exception received for residual income citing the following comp factors: XXX revolving credit utilization, XXX years credit depth, XXX ownership in RE Firms licensed since XXX, reduction in rate saving XXX monthly, XXX months reserves. Pending receipt of client approval.

XXX Lender exception sent to client for review and approval.

												XXX Finding remains - lender provided bank statement worksheets that had already been provided in the loan file and review matches said income. Review also matches total DTI of XXX as shown on XXX Page X of the XXX -Bank Statement Program guidelines indicates for DTI > XXX, all conditions must be met, which includes a residual income of XXX Subject residual income = XXX,XXX The final condition of the loan guideline has not been met.	Client: XXX Client approved lender exception for residul income below the minimum required.	XXX	C	B	C	B	C	B	C	B	C	B
2023030831		XXX	XXX	Credit	Missing Loan Approval Date	XXX	XXX	Closed	XXX & DSCR worksheet not dated.	XXX	Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.; Verified credit history - XXX; Verified reserves - XXX months reserves, minimum X months required.		XXX Lender provided a screenshot from their LOS. Loan was approved XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023030849		XXX	XXX	Credit	Guideline Exception(s)	XXX	XXX	Acknowledged	Guideline exception for LTV > XXX% when DSCR <XXX Lender approved exception in file pg XXX		Verified reserves - XXX months reserves verified		Client: XXX Approved lender exception	XXX	C	B	C	B	C	B	C	B	C	B
2023030842	XXX	XXX	Credit	Missing Loan Approval Date	XXX	XXX	Closed	XXX: Exception remains - lender provided analysis; however, was not dated or signed. XXX & Bank Statement analysis not dated.	XXX	Low LTVXCLTVXHCLTV - LTVXCLTV XXX, maximum XXX allowed.; Verified reserves - XXX Months of liquid reserves, minimum X months required.; Verified credit history - XXX credit scores, minimum XXX required.	XXX ***Finding Remains. Non-QM loan Lender to provide a copy of the conditional loan approval.

												XXX Finding remains. Date of approval required per client to determine appropriate guidelines used. Lender conditional approval may be provided in lieu of date added to income analysis or XXX	XXX Investor acknowledged exception. Ok to clear with final XXX in file.	XXX	C	A	C	A	C	A	C	A	C	A
2023030842		XXX	XXX	Property	Missing Price of Last Sale	XXX	XXX	Closed	Appraisal is missing the last sale price as evidenced by the grant deed from XXX XXXLLC to XXX , XXX recorded on XXX on pg XXX of file.	XXX	Low LTVXCLTVXHCLTV - LTVXCLTV XXX, maximum XXX allowed.; Verified reserves - XXX Months of liquid reserves, minimum X months required.; Verified credit history - XXX credit scores, minimum XXX required.		XXX Last transfer was deed only between borrower and borrower's entity. No sale occurred.	XXX	C	A	C	A	C	A	C	A	C	A
2023030843		XXX	XXX	Credit	Missing Underwriter Loan Approval	XXX	XXX	Closed	Loan approval was not in the file; XXX pg XXX	XXX	Verified reserves - X Months of liquid reserves X months were required.; Low LTVXCLTVXHCLTV - LTVXCLTV XXX		XXX Received Loan Approval.	XXX	D	A	D	A	D	A	D	A	D	A
2023030843		XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	XXX	Acknowledged	ABD not in file. Per facts disclosure, pXXX borrower does have affiliates. CD does not indicate payments to affiliates.		Verified reserves - X Months of liquid reserves X months were required.; Low LTVXCLTVXHCLTV - LTVXCLTV XXX		Client: XXX ABD not in file. FACTS disclosure indicates affiliates, but were not paid on CD.	XXX	C	B	C	B	C	B	C	B	C	B
2023030844		XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	XXX	Acknowledged	Missing Affiliated Business Disclosure. Verified affiliates per FACTS disclosure p. XXX Per final CD no affiliates were paid fees in this transaction p XXX		Established credit history - Borrower has good credit history. Low credit user; Low DTI - XXX DTI; Verified reserves - X months reserves		Client: XXX Missing Affiliated Business Disclosure. Verified affiliates per FACTS disclosure p. XXX Per final CD no affiliates were paid fees in this transaction p XXX	XXX	C	B	C	B	C	B	C	B	C	B
2023030844		XXX	XXX	Compliance	Last Loan Estimate Sent Method Not In Person and No Received Date	XXX	XXX	Closed	A revised Loan Estimate was provided on (XXX-XXX-XXX) via (U.S. Mail). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date of (XXX-XXX-XXX). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (XXX-XXX-XXX), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (XXX-XXX-XXX). (XXX CFR XXX(e)(XXX)(ii))	XXX	Established credit history - Borrower has good credit history. Low credit user; Low DTI - XXX DTI; Verified reserves - X months reserves		XXX Lender provided a copy of the e-sign consent which indicates the borrower received and signed revised LE on XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023030844		XXX	XXX	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	XXX	XXX	Closed	The Initial Closing Disclosure was provided on (XXX-XXX-XXX) via (U.S. Mail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XXX-XXX-XXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XXX-XXX-XXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XXX), for consummation to occur on (XXX-XXX-XXX). (XXX CFR XXX(f)(XXX)(ii)(A)); XXX(f)(XXX)(iii))	XXX	Established credit history - Borrower has good credit history. Low credit user; Low DTI - XXX DTI; Verified reserves - X months reserves		XXX Lender provided a copy of the e-consent which indicated borrower received and eSigned the CD on XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023030844	XXX	XXX	Credit	Missing Underwriter Loan Approval	XXX	XXX	Closed	Loan approval missing from file; XXX in file	XXX	Established credit history - Borrower has good credit history. Low credit user; Low DTI - XXX DTI; Verified reserves - X months reserves	XXX Lender added the following response:"Please waive this invalid defect, this loan was manually UW using NQM Bank Statement Program - Underwriting Guidelines XXX If you are referring to the Fannie Mae ineligible approval Guidelines do not state this is required."

												***Finding remains. Lender to provide conditional loan approval.	XXX Investor acknowledged exception. Ok to clear with final XXX in file.	XXX	D	A	D	A	D	A	D	A	D	A
2023030844		XXX	XXX	Credit	Guideline Exception(s)	XXX	XXX	Acknowledged	Per XXX bank statement guides, XXX year self-employment history required. Payment shock XXX% when DTI > XXX%. Guideline exception for less than XXX year history self-employment and payment shock > XXX%. pg XXX		Established credit history - Borrower has good credit history. Low credit user; Low DTI - XXX DTI; Verified reserves - X months reserves		Client: XXX Lender exception in file. Client approved.	XXX	C	B	C	B	B	B	C	B	C	B
2023030844		XXX	XXX	Compliance	Estimated Property Costs over Year 1 Are Not Accurate	XXX	XXX	Closed	Remove: Disclosed $XXX Calculated $XXX	XXX	Established credit history - Borrower has good credit history. Low credit user; Low DTI - XXX DTI; Verified reserves - X months reserves		Remove: Disclosed XXX, Calculated XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023030844		XXX	XXX	Compliance	Intent To Proceed Date < Loan Estimate Received Date	XXX	XXX	Closed	The date the consumer indicated an intent to proceed with a transaction (XXX-XXX-XXX) is before the date the consumer received the Loan Estimate (XXX-XXX-XXX). A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (XXX CFRXXX	XXX	Established credit history - Borrower has good credit history. Low credit user; Low DTI - XXX DTI; Verified reserves - X months reserves		XXX Acknowledgment of intent to proceed on XXX Borrower signed LE dated XXX p.XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023030844		XXX	XXX	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	XXX	XXX	Closed	The Initial Closing Disclosure Received Date of (XXX-XXX-XXX) is not three business days before the consummation date of (XXX-XXX-XXX). Three business days before the consummation date is (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (XXX CFR XXX(f)(XXX)(ii)(A)); XXX(f)(XXX)(iii))	XXX	Established credit history - Borrower has good credit history. Low credit user; Low DTI - XXX DTI; Verified reserves - X months reserves		XXX Lender provided a copy of the e-consent which indicated borrower received and eSigned the CD on XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023030833		XXX	XXX	Credit	Missing proof property ownership is free and clear of debt/liens	XXX	XXX	Closed	REO property XXX XXX XXX is listed as freeXXXclear on XXX No property profile or other documentation provided in file to validate.	XXX	Low DTI - Borrower has <XXX DTI.; Verified credit history - Borrower has FICO XXX with XXX minim required for program and LTV.; Verified reserves - Borrower has XXXmo verified reserves		XXX Lender provided a copy of the property profile.	XXX	C	A	C	A	C	A	C	A	C	A
2023030833		XXX	XXX	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	XXX	XXX	Closed	Verification of property tax obligation not provided for following properties: XXX XXX, and XXX XXX. Subject to re-verification of DTI.	XXX	Low DTI - Borrower has <XXX DTI.; Verified credit history - Borrower has FICO XXX with XXX minim required for program and LTV.; Verified reserves - Borrower has XXXmo verified reserves		XXX Lender provided a copy of the tax information.	XXX	C	A	C	A	C	A	C	A	C	A
2023030839		XXX	XXX	Credit	Missing Loan Approval Date	XXX	XXX	Closed	XXX only provided. No lender approval with approval and expiration dates.	XXX	Low LTVXCLTVXHCLTV - Refinance LTV is <XXX which is less than guidelines of XXX; Established Landlord history - Borrower has X total XXX with established ownership and good mortgage payment history. DSCR coverage is X.XXX on subject.		XXX XXX Client response that XXX matched XXX and was sufficient for approval	XXX	C	A	C	A	C	A	C	A	C	A
2023030839		XXX	XXX	Credit	Guideline Exception(s)	XXX	XXX	Acknowledged	Guidelines limit number of financed REO's with lender at XXX Borrower has XXX total financed properties with lender. Approved exception pXXX		Low LTVXCLTVXHCLTV - Refinance LTV is <XXX which is less than guidelines of XXX; Established Landlord history - Borrower has X total REO's with established ownership and good mortgage payment history. DSCR coverage is X.XXX on subject.		Client: XXX - Lender approved exception pX.	XXX	C	B	C	B	C	B	C	B	C	B
2023030835		XXX	XXX	Credit	Missing Loan Approval Date	XXX	XXX	Acknowledged	XXX only provided. No lender approval with approval and expiration dates provided in file.		Established Landlord history - Borrower has X total REO's with established ownership and good mortgage payment history. DSCR coverage is X.XXX on subject.; Low LTVXCLTVXHCLTV - Refinance is at XXX LTV which is less than guidelines of XXX per matrix.	XXX Finding remains. COnditional loan approval needed to determine approval date and subsequent guidelines. Conditional approval provided for other, concurrent loans for same borrower.	Client: XXX Investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023030835		XXX	XXX	Credit	Guideline Exception(s)	XXX	XXX	Acknowledged	Guidelines limit number of financed REO's with lender at XXX Borrower has XXX total financed properties with lender. Approved exception pXXX		Established Landlord history - Borrower has X total REO's with established ownership and good mortgage payment history. DSCR coverage is X.XXX on subject.; Low LTVXCLTVXHCLTV - Refinance is at XXX LTV which is less than guidelines of XXX per matrix.		Client: XXX - Lender approved exception pXXX	XXX	C	B	C	B	C	B	C	B	C	B
2023030835		XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	XXX	Acknowledged	Subject property taxes verified at $XXXmo per tax cert pXXX Lender used $XXXmo property taxes. UTD source of lender figure. Lender approved DSCR is XXX Review verified XXX DSCR.		Established Landlord history - Borrower has X total REO's with established ownership and good mortgage payment history. DSCR coverage is X.XXX on subject.; Low LTVXCLTVXHCLTV - Refinance is at XXX LTV which is less than guidelines of XXX per matrix.	XXX Finding remains. Lender to provide updated XXX reflecting XXX taxes shown pXXX XXX taxes previously paid not applicable to qualification.	Client: XXX Investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023030846		XXX	XXX	Credit	Underwriting Loan Approval is Deficient	XXX	XXX	Closed	Missing loan approval.	XXX	Verified reserves - XXX months, minimum XXX months requried.; Low LTVXCLTVXHCLTV - XXX, maximum XXX eligible.		XXX - Lender provided explanation addressing loan approval. Client requested exception for missing lender approval; however XXX matches final XXX and guidelines do not request separate approval. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030836		XXX	XXX	Credit	Missing Underwriter Loan Approval	XXX	XXX	Closed	Lender approval not provided in file. XXX present pXXX	XXX	Low LTVXCLTVXHCLTV - Loan is <XXX LTV which is XXX lower than XXX allowable per program matrix. ; Verified credit history - Borrower has qualifying FICO of XXX with min XXX required for LTV and loan amount. ; Verified employment history - Borrower has over XXX years verified sXe business	XXX Lender provided a copy of the loan conditions. ***Finding remains, lender to provide a copy of the conditional loan approval.	XXX Lender provided response indicating loan was underwritten based on Non-QM Investor guides and per guides loan approval was not required; XXX was in the file.	XXX	D	A	D	A	D	A	D	A	D	A
2023030802		XXX	XXX	Compliance	Loan Disbursement Date is on or before the required Right of Rescission Expiration Date	XXX	XXX	Closed	Right of Rescission (pg. XXX) has expiration date of of XXX Loan disbursed on XXX per Final CD (pg. XXX). Earliest valid disbursement date was XXX	XXX	Verified reserves - XXX months reserves, minimum XXX months required.; Verified employment history - X+ years job stability.		XXX -Lender provided PCCD with updated Disbursement Date.	XXX	C	A	C	A	C	A	C	A	C	A
2023030802	XXX	XXX	Credit	Credit Score (FICO) exception	XXX	XXX	Acknowledged	Subject XXX credit score is below minimum XXX required for a cash-out transaction for loan size XXX	Verified reserves - XXX months reserves, minimum XXX months required.; Verified employment history - X+ years job stability.	Client: XXX Client approved exception for credit score <XXX required. Borrower credit score XXX for loan amount >X million.

Lender cited the following compensating factors:

DTI

Residual Income

													Reserves	XXX	C	B	C	B	C	B	C	B	C	B
2023030802		XXX	XXX	Compliance	Estimated Property Costs over Year 1 Are Not Accurate	XXX	XXX	Closed	Remove: Disclosed $XXX Calculated $XXX	XXX	Verified reserves - XXX months reserves, minimum XXX months required.; Verified employment history - X+ years job stability.		Remove: Disclosed XXX, Calculated XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023030891		XXX	XXX	Credit	Missing Flood Insurance Cert.	XXX	XXX	Closed	Missing Flood Insurance Cert.	XXX	Verified reserves - XXX Months of liquid reserved only X months required. ; Verified credit history - Fico XXX XXX points above the minimum required XXX	XXX Cleared: lender provided Flood Cert.	Lender provided	XXX	C	A	C	A	C	A	C	A	C	A
2023030893	XXX	XXX	Credit	LTV Exceeds Max Allowed	XXX	XXX	Acknowledged	Max LTV is XXX% for loan amount XXXX per NP INC Flex NQM Matrices XXXX Subject transaction LTV is XXX%.	Verified housing payment history - MR-XXX,MR-XXX, MR-XXX with XXX; Verified reserves - XXX months reserves verified; X months required.	XXX Max LTV for Investor owned purXXX+ Credit score, X,XXX,XXX - X,XXX,XXX is XXX

***Finding remains, subject to investor approval for XXX LTV exception. Comp factors: MR-XXX,MR-XXX, MR-XXX with XXX, XXX months reserves, X months required. XXX credit score, XXX minimum required.

XXX Lender provided the following response: "Dec guides used and LTV was increased to XXX  This loan is ok.  Please waive or downgrade"

***Finding remains.  Based on the December guidelines the max LTV for Investor DSCR loan amount XXX,XXX,XXX - XXX,XXX,XXX is XXX with credit score XXX+.  Loan amount is XXX,XXX,XXX,  LTV is XXX and midscore of XXX

													Mitigated Risk: Mortgage history and depth - MR-XXX,MR-XXX, MR-XXX with XXX Borrower has XXX months of verified reserves.	XXX	C	B	C	B	C	B	C	B	C	B
2023030893		XXX	XXX	Credit	Guideline Exception(s)	XXX	XXX	Acknowledged	Guideline exception for borrowers greater than XXX Lender exception for XXX borrowers in file.		Verified housing payment history - MR-XXX,MR-XXX, MR-XXX with XXX; Verified reserves - XXX months reserves verified; X months required.		Client: XXX Lender exception in file	XXX	C	B	C	B	B	B	C	B	C	B
2023030898		XXX	XXX	Compliance	LE or CD is Deficient	XXX	XXX	Closed	Missing page XXX of LE issued XXX	XXX	Low DTI - XXX DTI; max is XXX; Verified reserves - XXX months verified; X months required on subject.		XXX: Received complete copy of LE issued XXX Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030898		XXX	XXX	Credit	Guideline Exception(s)	XXX	XXX	Acknowledged	Guideline exception for subject located in a rent control district. Lender exception in file; comp factors DTI;BWR contribution exceeds XXX%; XXX months reserves (XXX months were required.		Low DTI - XXX DTI; max is XXX; Verified reserves - XXX months verified; X months required on subject.		Client: XXX Lender exception in file	XXX	C	B	C	B	B	B	C	B	C	B
2023030894	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	XXX	Acknowledged	Loan file reflects real estate owned for properties at XXX(XXX) & XXX (XXX) that are not listed on the schedule of REO on the XXX per Drive report.	Low LTVXCLTVXHCLTV - XXX ltv, maximum XXX ltv allowed.; Verified credit history - XXX credit score, minimum XXX required.	XXX - Received an updated XXX reflecting the two REO properties and debt added to the XXX Updated XXX is not executed by the borrower.
**Exception Remains** Corrected XXX to be executed and dated by the borrower.

XXX Lender response provided this is not required
**Finding remains** Full and complete XXX is required on all loan products. DSCR does not require verification of REO's; however, XXX disclosure of all liabilities is required.

XXX Lender provided the following response: "DSCR loans are not required to list all REOs on XXX  please waive or downgrade."
												***Finding Remains. Lender to update XXX with XXX and XXX Reserves for non-subject properties not required, however, the REO must be listed on the XXX	Client: Client Acknowledge Exception	XXX	C	B	C	B	C	B	C	B	C	B
2023030896		XXX	XXX	Credit	Borrowers from Data Tape do not match Borrowers on the Note	XXX	XXX	Closed	The tape date did not reflect the middle name. Per the note p.XXX the note was signed with a middle name.	XXX	Verified credit history - FICO XXX minimum XXX		Cleared. Exception made in error.	XXX	C	A	C	A	C	A	C	A	C	A
2023030896		XXX	XXX	Compliance	Missing evidence of the Seller HUD1	XXX	XXX	Closed	Missing evidence of the Seller HUDXXX	XXX	Verified credit history - FICO XXX minimum XXX		XXX: Received copy of Seller CD. Exception cleared. - Client: XXX No Assignee liability.	XXX	C	A	C	A	C	A	C	A	C	A
2023030896		XXX	XXX	Credit	Insufficient Verified Funds to Close	XXX	XXX	Closed	Insufficient verified funds to close. Per the final CD, the borrower was required to bring XXX cash-to-close. The loan file evidences XXX accounts with XXX totaling XXX and XXX of the XXX EMD verified.	XXX	Verified credit history - FICO XXX minimum XXX		XXX Lender to provide a copy of the closing statement for XXX. Bank Statement in file reflects outgoing wire to close.	XXX	C	A	C	A	C	A	C	A	C	A
2023030896		XXX	XXX	Credit	Insufficient Verified Reserves (Number of Months)	XXX	XXX	Closed	Guidelines required XXX months reserves. No reserves evidenced.	XXX	Verified credit history - FICO XXX minimum XXX		XXX Lender to provide a copy of the closing statement for XXX. Bank Statement in file reflects outgoing wire to close.	XXX	C	A	C	A	C	A	C	A	C	A
2023030895		XXX	XXX	Compliance	Missing valid Change of Circumstance(s)	XXX	XXX	Closed	Missing Change of Circumstance form for Loan Estimate XXX pg XXX	XXX	Verified credit history - Borrower has XXX qualifying fico with minimum XXX per program matrix. ; Low DTI - Max DTI XXX, Borrower calculated DTI is XXX		XXX: Received copy of COC. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030895		XXX	XXX	Compliance	Estimated Property Costs over Year 1 Are Not Accurate	XXX	XXX	Acknowledged	Disclosed Amount = XXX Calculated Amount = XXX based on property taxes of XXX of purchase price and hazard insurance on page XXX		Verified credit history - Borrower has XXX qualifying fico with minimum XXX per program matrix. ; Low DTI - Max DTI XXX, Borrower calculated DTI is XXX		Client: Non-escrowed loan, level X exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023030895	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	XXX	Acknowledged	Per guidelines, asset documentation to include XXXmo most recent statements on depository statements. Additionally, XXX P&L Alt Doc program requires XXXmo accompanying business statements. File includes XXXmo statement for accounts used in income and asset qualification.	Verified credit history - Borrower has XXX qualifying fico with minimum XXX per program matrix. ; Low DTI - Max DTI XXX, Borrower calculated DTI is XXX	XXX Per XXX Flex Matrix XXX, Flex Select Prime Alt Doc (pX), XXX or XXXmo CPA prepared P&L requires a minimum Xmo Business bank stmts to support P&L income -or- subject to max XXX LTV and XXX fico which loan meets. Clearing exception for bank stmts on income portion.

**Finding remains** - Per XXX XXX NonQM Loan Purchase Guide XXX (pgXXX), Asset Documentation must be verified with Xmo statements covering XXX days. Xmo Statement provided *SUBJECT TO INVESTOR REVIEW AND APPROVAL OF EXCEPTION*
													Client: XXX Investor approved exception for asset verification of X month vs. X required.	XXX	C	B	C	B	C	B	C	B	C	B
2023030895		XXX	XXX	Compliance	Missing Borrower Years in Residence	XXX	XXX	Closed		XXX	Verified credit history - Borrower has XXX qualifying fico with minimum XXX per program matrix. ; Low DTI - Max DTI XXX, Borrower calculated DTI is XXX		REFIRE XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023030897		XXX	XXX	Compliance	Missing valid Change of Circumstance(s)	XXX	XXX	Closed	Missing COC for LE issued XXX Rate Locked. See page XXX	XXX	Low DTI - Borrower has X.XXX DTI for subject transaction with XXX permitted per guides. ; Low LTVXCLTVXHCLTV - Loan is at XXX LTV for subject transaction with XXX Max permitted.		XXX: Received copy of COC dated XXX Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030897		XXX	XXX	Credit	Hazard Insurance Coverage Amount is Insufficient	XXX	XXX	Closed	Hazard dwelling coverage of XXX with extended replacement cost to XXX does not cover loan amount of $XXXm. No Replacement Cost Estimator provided to support limited coverage.	XXX	Low DTI - Borrower has X.XXX DTI for subject transaction with XXX permitted per guides. ; Low LTVXCLTVXHCLTV - Loan is at XXX LTV for subject transaction with XXX Max permitted.		XXX Lender provided new policy with coverage to XXX,XXX,XXX Appraisal indicates cost to build new at XXX,XXX,XXX New HOI policy is sufficient.	XXX	C	A	C	A	C	A	C	A	C	A
2023030901		XXX	XXX	Credit	Income Documentation is Insufficient	XXX	XXX	Closed	Lease iao $XXXmo for Unit #XXX is not provided in file as stated on XXX This has been excluded for review purposes with a resulting DTI of XXX Subject to reverification of final DTI.	XXX	Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.	XXX - Received a lease for Unit XXX at XXXmonth not for unit #XXX as reflected on borrower XXX Exception remains. ** Still missing lease for Unite #XXX for XXX per month. Final DTI is pending.	Rental income for this property has been excluded and DTI is XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023030892		XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	XXX	Acknowledged	The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX-XXX-XXX: Electronic Document Delivery Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. XXX		Verified housing payment history - Borrower has XXX qualifying FICO with XXXmo mortgage history reporting XXX; Low LTVXCLTVXHCLTV - Max LTV XXX percent. Approval DTI XXX percent which is XXX percent lower than guidelines.		XXX: Received copy of PCCD showing Electronic Document Fee in Section C. XXX for cure within XXX days of discovery. - Client: XXX: Received copy of PCCD issued XXX showing Electronic Document Fee in Section C. XXX for post-close cure within XXX days of discovery.	XXX	C	B	C	B	C	B	C	B	C	B
2023030892		XXX	XXX	Compliance	All title holders did not execute the Mortgage/DOT	XXX	XXX	Closed	Additional party noted as joint owner on title commitment is not listed on closing documents. Verification of deed removing party, or updated closing documents needed with non-borrowing party signatures is needed.	XXX	Verified housing payment history - Borrower has XXX qualifying FICO with XXXmo mortgage history reporting XXX; Low LTVXCLTVXHCLTV - Max LTV XXX percent. Approval DTI XXX percent which is XXX percent lower than guidelines.		XXX Lender provided final title policy with Xrd party removed. Final title is vested in borrower name only.	XXX	C	A	C	A	C	A	C	A	C	A
2023030892		XXX	XXX	Compliance	Missing LE due to Rate Lock	XXX	XXX	Acknowledged	COC dated XXX (pg. XXX) says Rate Locked. Corresponding LE not in file.		Verified housing payment history - Borrower has XXX qualifying FICO with XXXmo mortgage history reporting XXX; Low LTVXCLTVXHCLTV - Max LTV XXX percent. Approval DTI XXX percent which is XXX percent lower than guidelines.		Client: Client: XXX Non-Material no assignee liability	XXX	C	B	C	B	C	B	C	B	C	B
2023030892		XXX	XXX	Credit	Missing proof of PITI payment on non-subject property	XXX	XXX	Acknowledged	REVISED exception CRED XXX: Annual premium cost not documented in file. Subject to reverification of PITIA payment and subsequent DTI.		Verified housing payment history - Borrower has XXX qualifying FICO with XXXmo mortgage history reporting XXX; Low LTVXCLTVXHCLTV - Max LTV XXX percent. Approval DTI XXX percent which is XXX percent lower than guidelines.		Mitigated Risk: Diligence reviewer used Lender stated XXX per month and is included in XXX DTI. Borrower has XXX qualifying FICO with XXXmo mortgage history reporting XXX	XXX	C	B	C	B	C	B	C	B	C	B
2023030900		XXX	XXX	Compliance	APN Number is not listed on Security Instrument	XXX	XXX	Closed	No APN XXX PIN number disclosed on Deed of Trust.	XXX	Low LTVXCLTVXHCLTV - Refinance transaction is <XXX LTV.; Verified reserves - Borrower has over XXXmo verified reserves post-closing.		XXX Exhibit A in file.	XXX	C	A	C	A	C	A	C	A	C	A
2023030900		XXX	XXX	Credit	Missing Sufficient Evidence of Insurance	XXX	XXX	Closed	Homeowners Insurance provided pXXX is expired XXX prior to closing date XXX No renewal policy provided.	XXX	Low LTVXCLTVXHCLTV - Refinance transaction is <XXX LTV.; Verified reserves - Borrower has over XXXmo verified reserves post-closing.		XXX Lender provided a copy of the insurance.	XXX	C	A	C	A	C	A	C	A	C	A
2023030847	XXX	XXX	Credit	Missing Proof Judgement and/or Tax Lien Paid/Released	XXX	XXX	Closed	Provide Proof paid both Case XXX or signed non-identity affidavit from title.	XXX	Low LTVXCLTVXHCLTV - Refinance LTV is XXX; Verified reserves - Borrower has XXXmo verified reserves post-closing, which exceeds Xmo required reserves.	XXX Cleared lender provided copy of title commitment dated XXX reflecting judgements were cleared and copy of Final Short Form Title Policy reflecting Xst lien position.

XXX Lender provided a copy of the XXX Title report and a report dated XXX  The XXX report does have the information deleted.

												***Finding remains. Title report reflects incorrect date or lender uploaded an old preliminary title report from January XXX	XXX Cleared lender provided copy of title commitment dated XXX reflecting judgements were cleared and copy of Final Short Form Title Policy reflecting Xst lien position.	XXX	C	A	C	A	C	A	C	A	C	A
2023030880		XXX	XXX	Compliance	Missing E-Sign Disclosure	XXX	XXX	Closed	Copy of eConsent not provided within image file	XXX	Low LTVXCLTVXHCLTV - LTVXCLTV XXX XXX below the maximum required for this loan parameters.; Verified employment history - Stable self employment more than XXX years		XXX: Initial and final disclosures were signed in-person. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030880		XXX	XXX	Credit	Missing Source of Funds	XXX	XXX	Closed	Missing the documentation for the large deposits noted below, if these deposits are excluded from the average net deposits the DTI is XXX $XXXk XXX pXXX XXX XXX pXXX	XXX	Low LTVXCLTVXHCLTV - LTVXCLTV XXX XXX below the maximum required for this loan parameters.; Verified employment history - Stable self employment more than XXX years		XXX - Received a XXX that reflects Underwriter Comments to address that the large deposits were allowed as they are not atypical for the Solar Industry and available inventory, per the Narrative in file.	XXX	C	A	C	A	C	A	C	A	C	A
2023030867		XXX	XXX	Credit	Missing Loan Approval Date	XXX	XXX	Acknowledged	Undated XXX provided. Missing lender loan approval. XXX in file reflects loan approved as Non QM DSCR Experienced Investor. No DSCR ratio listed.		Verified reserves - X months reserves required with greater than XXX months verified based on cash out proceeds which is allowed per guidelines.; Verified credit history - XXX indicator credit score with minimum required of XXX Credit report reflects past current mortgage credit paid XXX for XXX, XXX and XXX months. All prior consumer reflected as paid XXX ; Low LTVXCLTVXHCLTV - Low LTV of XXX Max allowed is XXX for cash out Investment with XXX credit score and loan XXXMM.		Client: XXX Investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023030881		XXX	XXX	Compliance	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Initial XXX Application, executed by borrower, not provided in file.		Low LTVXCLTVXHCLTV - Loan is at XXX LTV which is XXX lower than XXX permitted per matrix. ; Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.		Client: XXX Investor Acknowledged Exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023030881		XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	XXX	Closed	Borrower states he owns XXX properties and is using refinances to pay off liens on other REO's; however, only XXX properties disclosed on XXX	XXX	Low LTVXCLTVXHCLTV - Loan is at XXX LTV which is XXX lower than XXX permitted per matrix. ; Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.	XXX Lender provided statements for remaining properties. **Finding remains. Need XXX updated with complete REO data on Section X.	Lender provided statements for X additional REO's reflecting borrower is non-obligor.	XXX	C	A	C	A	C	A	C	A	C	A
2023030882		XXX	XXX	Compliance	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Initial XXX Application, executed by borrower, not provided in file.		Low LTVXCLTVXHCLTV - Loan is at XXX LTV which is XXX lower than XXX permitted per matrix.; Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.		Client: XXX Investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023030882		XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	XXX	Closed	Borrower states he owns XXX properties and is using refinances to pay off liens on other REO's; however, only XXX properties disclosed on XXX	XXX	Low LTVXCLTVXHCLTV - Loan is at XXX LTV which is XXX lower than XXX permitted per matrix.; Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.		Lender provided statements for X additional REO's reflecting borrower is non-obligor.	XXX	C	A	C	A	C	A	C	A	C	A
2023030876		XXX	XXX	Compliance	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Initial Application not in loan file.		Verified reserves - Borrower has X months of verified reserves; Lender Guidelines require X months. Borrower has an additional X months reserves.; Minimal outstanding debt - Per the borrower's credit report in file (pg. XXX), there is an established credit history since early XXX Borrower has minimal outstanding revolving debt and two openXactive installment loan also supporting conservative credit use. ; Low LTVXCLTVXHCLTV - Subject property LTVXCLTV is XXX when maximum allowable up to XXX for seasoned investors on a DSCR, SFR purchase transaction with a loan amount up to XXX.XMM.		Client: XXX Investor acknowledged exception	XXX	C	B	C	B	B	B	C	B	C	B
2023030876		XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	XXX	Closed	Borrower owns multiple REO properties and XXX reflects mortgages that do not report on credit. UTD liens, balances, and payment history on REO's as required to confirm housing history and adherence to guidelines.	XXX	Verified reserves - Borrower has X months of verified reserves; Lender Guidelines require X months. Borrower has an additional X months reserves.; Minimal outstanding debt - Per the borrower's credit report in file (pg. XXX), there is an established credit history since early XXX Borrower has minimal outstanding revolving debt and two openXactive installment loan also supporting conservative credit use. ; Low LTVXCLTVXHCLTV - Subject property LTVXCLTV is XXX when maximum allowable up to XXX for seasoned investors on a DSCR, XXX purchase transaction with a loan amount up to XXX.XMM.		Exception set in error loan meets the seller guidelines. Borrower owns primary property free and clear per fraud report and property detail report.	XXX	C	A	C	A	C	A	C	A	C	A
2023030876		XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	XXX	Closed	XXX Section XXX provides contradictory information on REO properties. XXX reflects all properties freeXXXclear but discloses taXXXinsurance payment that would appear to include a lien payment. Section XXX to be corrected to reflect lien holder information, or correct taXXXinsurance obligation for properties documented freeXXXclear.	XXX	Verified reserves - Borrower has X months of verified reserves; Lender Guidelines require X months. Borrower has an additional X months reserves.; Minimal outstanding debt - Per the borrower's credit report in file (pg. XXX), there is an established credit history since early XXX Borrower has minimal outstanding revolving debt and two openXactive installment loan also supporting conservative credit use. ; Low LTVXCLTVXHCLTV - Subject property LTVXCLTV is XXX when maximum allowable up to XXX for seasoned investors on a DSCR, SFR purchase transaction with a loan amount up to XXX.XMM.		Exception set in error loan meets the seller guidelines. Borrower owns primary property free and clear per fraud report and property detail report.	XXX	C	A	C	A	C	A	C	A	C	A
2023030884	XXX	XXX	Credit	Insufficient verified reserves	XXX	XXX	Acknowledged	Insufficient verified reserves, XXX months required. XXX documented including cash out, XXX required, short by XXX	Low DTI - XXX with XXX max; Verified credit history - FICO XXX minimum XXX	XXX Reviewed lender exception response **Finding Remains. SUBJECT TO INVESTOR REVIEW AND APPROVAL** Loan closed with insufficient assets X reserves. Documentation for assets sent to cure exception are dated post-closing.

XXX Exception remains: Lender provided statement for personal account XXX#XXX dated XXX This is different account than originally used for assets X reserves. Note date is XXX and statement provided to clear reserves exception is post-closing.

XXX Lender provided statement for personal account XXX#XXX dated XXX This is different account than originally used for assets X reserves. Note date is XXX and statement provided to clear reserves exception is post-closing.

												**Finding remains pending acceptance by client.	Client: XXX Investor Acknowledged Exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023030869		XXX	XXX	Compliance	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Missing initial XXX application.		Verified reserves - X months reserve requirement XXX,XXX XXX months reserves verified remaining based on cash out proceeds. ; Verified credit history - Indicator credit score is XXX with minimum required of XXX for XXX LTV on cashout refinance.		Client: XXX acknowledged per client	XXX	C	B	C	B	B	B	C	B	C	B
2023030885		XXX	XXX	Compliance	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Missing Initial XXX Application		Verified credit history - Indicator credit score of of XXX which is XXX points above the minimum required of XXX ; Established Landlord history - Confirmed various rental properties. ; Verified reserves - X months reserves required with XXX months verified with cash out proceeds.		Client: XXX Acknowledged per Client	XXX	C	B	C	B	B	B	C	B	C	B
2023030870		XXX	XXX	Compliance	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Initial XXX Application, executed by borrower, not provided in file. Review utilized CBR date of XXX		Established credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.; Verified housing payment history - Borrower is XXX on all mortgages.; Established Landlord history - Borrower has large number of existing rental properties demonstrating landlord history.		Client: XXX Lender acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023030886		XXX	XXX	Compliance	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Missing initial XXX Reviewer used credit report date of XXX		Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ; Verified reserves - Borrower has XXX months reserves verified post-closing, which exceeds X mos required per matrix.		Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	B	B	C	B	C	B
2023030886		XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	XXX	Closed	Final XXX pXXX indicates a co-borrower (spouse) for which no file documentation or credit report is present for. Additionally, XXX does not include all REO's for which documentation is provided in file.	XXX	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ; Verified reserves - Borrower has XXX months reserves verified post-closing, which exceeds X mos required per matrix.		Cleared. Spouse is not a co-borrower. All REO are accounted for.	XXX	C	A	C	A	C	A	C	A	C	A
2023030887		XXX	XXX	Credit	Purchase Contract is Deficient	XXX	XXX	Acknowledged	Purchase contract does not list Non-borrowing spouse. Need purchase contract amendment that reflects addition of non-borrowing spouse.		Verified housing payment history - Per VOR on Pg XXX, borrower has no late payments since XXX; Conservative use of credit - Revolving credit utilization XXX	XXX Lender provided copy of application. ***	Mitigated Risk: Per VOR on Pg XXX, borrower has no late payments since XXX	XXX	C	B	C	B	C	B	C	B	C	B
2023030887		XXX	XXX	Credit	Unacceptable Mortgage History	XXX	XXX	Closed	XXX NQM Guidelines require a VOR. Any VOR completed by private party must be supported with alternative documentation showing XXX month history.	XXX	Verified housing payment history - Per VOR on Pg XXX, borrower has no late payments since XXX; Conservative use of credit - Revolving credit utilization XXX		XXX Lender provided VOR from Xrd party property management.	XXX	C	A	C	A	C	A	C	A	C	A
2023030888		XXX	XXX	Compliance	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Missing Initial XXX Application		Verified reserves - Borrower has XXXmo reserves post-closing which exceeds XXXmo required per matrix.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.		Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	B	B	C	B	C	B
2023030888		XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	XXX	Closed	Primary asset statement for #XXX contains two large transfers totaling XXX from account #XXX Statements for #XXX are not provided and large transfer deposits are not adequately sourced.	XXX	Verified reserves - Borrower has XXXmo reserves post-closing which exceeds XXXmo required per matrix.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.		XXX Lender provided clarification on guideline. Per XXX NQM guides, large deposits X transfers not required to be sourced on DSCR.	XXX	C	A	C	A	C	A	C	A	C	A
2023030873		XXX	XXX	Credit	Missing Underwriter Loan Approval	XXX	XXX	Closed	Missing Loan Approval.	XXX	Verified reserves - X months reserve requirements XXX XXX months reserves verified; Verified credit history - FICO XXX minimum XXX		XXX Lender provided a copy of the loan approval.	XXX	D	A	D	A	D	A	D	A	D	A
2023030873		XXX	XXX	Compliance	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Missing from loan file		Verified reserves - X months reserve requirements XXX XXX months reserves verified; Verified credit history - FICO XXX minimum XXX		Client: XXX Investor Acknowledged Exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023030868		XXX	XXX	Compliance	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Missing initial XXX Review utilized Credit Report date of XXX for review.		Conservative use of credit - Borrower is using less than XXX revolving credit use available.; Verified reserves - Borrower has verified X months of reserves and guideline requires X months.		Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2023030868		XXX	XXX	Credit	Mortgage/Deed of Trust is not Recorded	XXX	XXX	Closed	Missing copy of lenders closing instructions to the title companyXXXclosing agent. Deed of Trust is not Recorded.	XXX	Conservative use of credit - Borrower is using less than XXX revolving credit use available.; Verified reserves - Borrower has verified X months of reserves and guideline requires X months.		XXX Lender provided closing instructions reflecting Deed to be recorded.	XXX	C	A	C	A	C	A	C	A	C	A
2023030883	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the XXX fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	XXX	Closed	Missing COC for increase in XXXd fee and appraisal fee on final CD XXX --The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX-XXX-XXX: Appraisal Fee, Appraisal Review Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. XXX
									The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX-XXX-XXX: Appraisal Fee, Appraisal Review Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. XXX	XXX	Verified reserves - Reserves required by guideline are six months, reserves verified exceed XXX months.; Verified occupancy in subject property - Borrowers have occupied the subject for fifteen years per the XXX		XXX: Confirmed final CD shows broker credit of XXX in Payoffs section. This is same amount as fee increases. Exception was fired in error.	XXX	C	A	C	A	C	A	C	A	C	A
2023030883		XXX	XXX	Credit	Income Documentation is Insufficient	XXX	XXX	Acknowledged	Missing borrowers most recent paystubs reflecting XXX days of pay and YTD earnings for BXXX and BXXX BXXX latest check XXX in file dated XXX period ending XXX and BXXX latest check stub dated XXX pay period ending XXX		Verified reserves - Reserves required by guideline are six months, reserves verified exceed XXX months.; Verified occupancy in subject property - Borrowers have occupied the subject for fifteen years per the XXX		Client: XXX Investor acknowledged exception. VOE completed on XXX for BX and XXX for BX.	XXX	C	B	C	B	C	B	C	B	C	B
2023030871		XXX	XXX	Credit	Mortgage/Deed of Trust is not Recorded	XXX	XXX	Acknowledged	Missing copy of recorded Mortgage XXX Deed of Trust OR copy of lenders closing instructions to the settlement agent.		Verified credit history - Borrowers have a mid FICO of XXX wXa minimum requirement of XXX; Verified housing payment history - Per the credit report borrower has mortgage history dating back to XXX reported as XXX; Verified reserves - Borrower has XXX mths reserves verified exclusive of cash out proceeds. Total reserves with cash out XXX mths.		Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2023030871		XXX	XXX	Compliance	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Missing the initial application. Review used credit report date of XXX		Verified credit history - Borrowers have a mid FICO of XXX wXa minimum requirement of XXX; Verified housing payment history - Per the credit report borrower has mortgage history dating back to XXX reported as XXX; Verified reserves - Borrower has XXX mths reserves verified exclusive of cash out proceeds. Total reserves with cash out XXX mths.		Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2023030871		XXX	XXX	Credit	Guideline Exception(s)	XXX	XXX	Acknowledged	Lender included BXXX employment contract to verify currently living rent free. Employment contract disclosed salary. Although not required review calculated DTI at XXX Due to exceptionally low DTI review has proceeded as DSCR.		Verified credit history - Borrowers have a mid FICO of XXX wXa minimum requirement of XXX; Verified housing payment history - Per the credit report borrower has mortgage history dating back to XXX reported as XXX; Verified reserves - Borrower has XXX mths reserves verified exclusive of cash out proceeds. Total reserves with cash out XXX mths.		Mitigated Risk: Due to exceptionally low DTI review has proceeded as DSCR.	XXX	C	B	C	B	C	B	C	B	C	B
2023030874		XXX	XXX	Compliance	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Missing initial application. Review used credit report date of XXX		Verified credit history - Borrower has a mid FICO of XXX wXa minimum requirement of XXX; Verified reserves - Borrower has XXX mths verified reserves wXa minimum requirement of X.		Client: XXX Investor approved exception.	XXX	C	B	C	B	B	B	C	B	C	B
2023030874		XXX	XXX	Compliance	Missing evidence of the Seller HUD1	XXX	XXX	Acknowledged	Missing Seller CD.		Verified credit history - Borrower has a mid FICO of XXX wXa minimum requirement of XXX; Verified reserves - Borrower has XXX mths verified reserves wXa minimum requirement of X.		Client: XXX No Assignee liability.	XXX	C	B	C	B	B	B	C	B	C	B
2023030875		XXX	XXX	Compliance	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Missing initial XXX Reviewer used credit report date of XXX		Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ; Verified reserves - Borrower has XXXmo reserves post-closing which exceeds requirement		Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	B	B	C	B	C	B
2023030875		XXX	XXX	Credit	Guideline Exception(s)	XXX	XXX	Acknowledged	Per XXX XXX credit guidelines, section XXXX cash-back used to cover required reserves will be reviewed on exception basis only. No personal assets provided and cash proceeds have been used on transaction. Lender exception needed.		Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ; Verified reserves - Borrower has XXXmo reserves post-closing which exceeds requirement		Client: XXX Investor Acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023030889		XXX	XXX	Compliance	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Initial loan application not in file. Review used CBR date of XXX		Verified reserves - Borrower has XXX mths verified reserves wXa minimum requirement of X.; Verified credit history - Borrower mid FICO is XXX wXa minimum requirement of XXX		Client: XXX Investor acknowledged exception.	XXX	C	B	C	B	B	B	C	B	C	B
2023030889	XXX	XXX	Credit	Missing Leasehold Agreement and/or Not Executed properly by all parties	XXX	XXX	Acknowledged	Missing lease agreement supporting monthly rent of $XXX Subject lease in file reflects a start date of XXX and monthly rent of $XXX XXX reflects current rent of $XXX As of appraisal date of XXX property is vacant per photos. **Note using the lessor renal of $XXX results in DSCR < XXX and would require a XXX% LTV exception.**	Verified reserves - Borrower has XXX mths verified reserves wXa minimum requirement of X.; Verified credit history - Borrower mid FICO is XXX wXa minimum requirement of XXX	XXX Lender provided explanation that DSCR is >X.X based on ITIA of XXX

												**Finding remains** Verified qualifying ITIA payment is XXX,XXX resulting in DSCR of X.XXX Per guidelines, DSCR <X.X subject to XXX LTV reduction. Max allowable LTV is XXX on IXO DSCR. Loan closed at XXX, which is an LTV exception of X.XXX SUBJECT TO INVESTOR REVIEW AND APPROVAL.	Client: XXX Investor Acknowledged Exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023030853		XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	XXX	Closed	Missing Affiliated Business Disclosure. Lender has affiliates per FACTS; however no fees paid to affiliates per CD.	XXX	Low DTI - Verified XXX DTI is XXX lower than XXX maximum.; Verified reserves - Borrower has XXXmo reserves post-closing which exceeds Xmo required per matrix.		Affiliates not paid at closing. ABD not required.	XXX	C	A	C	A	B	A	C	A	C	A
2023030853		XXX	XXX	Credit	Missing proof of PITI payment on non-subject property	XXX	XXX	Closed	Evidence of property taxes and insurance payments for borrower departing residence is not provided in file.	XXX	Low DTI - Verified XXX DTI is XXX lower than XXX maximum.; Verified reserves - Borrower has XXXmo reserves post-closing which exceeds Xmo required per matrix.		XXX - Received lender response of taxes and insurance for borrower departing residence. *Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030853		XXX	XXX	Credit	LTV Exceeds Max Allowed	XXX	XXX	Closed	Subject property is a log home which falls under Impac NQM Lending Guidelines as a Unique Property (pXXX; section XXXX). Unique properties subject to XXX% max LTV. Subject transaction closed at XXX% LTV which exceeds guidelines by XXX%.	XXX	Low DTI - Verified XXX DTI is XXX lower than XXX maximum.; Verified reserves - Borrower has XXXmo reserves post-closing which exceeds Xmo required per matrix.		XXX Lender provided documentation supporting frame and masonry construction with log siding. Additional review of appraisal indicates log "style" property and is typical for the area.	XXX	C	A	C	A	C	A	C	A	C	A
2023030854		XXX	XXX	Credit	Hazard Insurance Coverage Amount is Insufficient	XXX	XXX	Closed	Dwelling coverage of XXX does not cover loan amount of XXX Extended replacement coverage of XXX% brings total coverage to XXX No Replacement Cost Estimator (RCE) provided in file to support limited coverage.	XXX	Verified reserves - Borrower has XXXmo reserves post-closing which exceeds Xmo required per matrix.; Low DTI - Borrower verified DTI of XXX is XXX lower than XXX maximum.		XXX Lender provided RCE for XXX Coverage sufficient.	XXX	C	A	C	A	C	A	C	A	C	A
2023030877		XXX	XXX	Compliance	Missing Initial 1003 Application	XXX	XXX	Acknowledged	Missing Initial XXX Application.		Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per eXperienced Investor program guidelines.		Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	B	B	C	B	C	B
2023030877		XXX	XXX	Credit	Guideline Exception(s)	XXX	XXX	Acknowledged	Per eResi XXX credit guidelines, section XXXX cash-back used to cover required reserves will be reviewed on exception basis only. No personal assets provided and cash proceeds have been used on transaction. Lender exception needed.		Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per eXperienced Investor program guidelines.		Client: XXX Investor Acknowledged Exception. Cash-out results in XXX months of reserves.	XXX	C	B	C	B	C	B	C	B	C	B
2023030814		XXX	XXX	Credit	Missing proof of PITI payment on non-subject property	XXX	XXX	Closed	Missing statement or evidence of PITI for Primary Residence on XXX Nw Highland Dr	XXX	Verified reserves - X months reserve requirement per Visionary DSCR plus X additional for X additional financed properties (GL pXXX) XXXBorrower has XXX months reserves verified post closing which exceeds the XXX month requirement per Visionary guidelines; None - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. (visionary Grade A)		XXX Lender provided a response. There is no housing expense associated with the non-subject property as indicated on the XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023030813	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	XXX	Closed	Missing modification documentation to confirm modification was completed > XXX months (pg XXX)	XXX	Verified credit history - Fico XXX > XXX minimum required.; Verified employment history - Stable self employment, verified X years. ; Low LTVXCLTVXHCLTV - LTV XXX < XXX max allowed.	XXX Lender provided duplicate credit supplement showing modified loan paid current
**Finding Remains** Lender to provide Date of Modification.

XXX Lender provided credit supplement showing modified loan paid current
**Finding Remains** Credit supplement does not indicate date of modification. Per XXX Visionary guides, Section XXX, completed modifications are treated as short-sale or D-I-L and are subject to credit event seasoning requirements.	XXX - Lender provided HAMP modification document showing terms of modification executed XXX Mortgage statement provided which matches step terms from this mod. Modification meets all credit seasoning requirements.

														XXX	C	A	C	A	C	A	C	A	C	A
2023030812		XXX	XXX	Compliance	Corrections to the Mortgage/DOT are not initialed by the Borrower(s)	XXX	XXX	Acknowledged	County on the notary signature changed, initialed by the notary and not the borrower.		Verified credit history - Per XXX XXX grade A Purchase (pg. XXX) the required minimum Credit score is XXX Borrower's score is XXX which exceeds the minimum by XXX points.		Mitigated Risk: No material changes made to the Mortgage, thus no assignee liability	XXX	C	B	C	B	B	B	C	B	C	B
2023030812	XXX	XXX	Property	Missing Third Party Appraisal Review	XXX	XXX	Acknowledged	Missing Collateral Appraisal Review as required per guidelines (pg. XXX). XXX must receive a successful transmission and an SSR provided for both FNMA CU and XXX XXX . SSR must be dated on or after the appraisal date.
									CDA ordered XXX		Verified credit history - Per XXX grade A Purchase (pg. XXX) the required minimum Credit score is XXX Borrower's score is XXX which exceeds the minimum by XXX points.	XXX - Received FNMA CU and XXX LCA, both reflecting no scores. *Exception Remains* Missing satisfactory CDA as required per guidelines (section X.X.X - X.X.X).	Client: XXX: CDA completed on XXX; value = XXX Negative variance of X.XXX is within XXX tolerance. XXX for post-close cure.	XXX	C	B	C	B	C	B	C	B	C	B
2023030812	XXX	XXX	Credit	Missing Schedule of Real Estate Owned	XXX	XXX	Closed	Primary residence: missing evidence that this property was paid off. The loan file includes a mortgage statement with a payment amount of $XXX that was considered in qualifying. The final XXX shows a zero mortgage payment see pg. XXX	XXX	Verified credit history - Per XXX grade A Purchase (pg. XXX) the required minimum Credit score is XXX Borrower's score is XXX which exceeds the minimum by XXX points.	XXX - Received response from lender of: "The property is not paid off. It was excluded because our borrower is not on the noteXloan. Per RealQuest and the mortgage statement in file, XXX is on the loan. Since our borrower is not on the noteXloan it should be ok to exclude the mortgage payment.
													*Exception cleared. Payment was considered in qualifying. Property detail report confirm loan is active in XXX name (not on subject loan).	XXX	C	A	C	A	C	A	C	A	C	A
2023030812	XXX	XXX	Compliance	File Documentation is Incomplete	XXX	XXX	Acknowledged	Per XXX Guide XXX Pg. XXX section XXXX Non-Sufficient Funds requires a signed and dated letter of explanation outlining the reason(s) for the occurrence(s) and how the issue was rectified for account ending XXX XXX.	Verified credit history - Per XXX grade A Purchase (pg. XXX) the required minimum Credit score is XXX Borrower's score is XXX which exceeds the minimum by XXX points.	XXX - XXX - Received same Lender rebuttal provided on XXX stating the XXX account was not used to qualify for the loan transaction as it was provided as evidence of payments made to the borrower's IRS debt. Further, the guideline addresses NSFs, the account is reflecting an overdraft, please clear.

*Exception Remains* XXX account was used in the loan transaction and considered. Guidelines state: "Must include a signed and dated letter of explanation outlining the reasons for the (NSF) occurrences and how it was rectified. INVESTOR TO REVIEW

XXX - Received a Lender rebuttal stating the XXX account was not used to qualify for the loan transaction as it was provided as evidence of payments made to the borrower's IRS debt. Further, the guideline addresses NSFs, the account is reflecting an overdraft, please clear.

												*Exception Remains* XXX account was used in the loan transaction and considered. Guidelines state: "Must include a signed and dated letter of explanation outlining the reasons for the (NSF) occurrences and how it was rectified. INVESTOR TO REVIEW	Client: Investor Acknowledged Exception based on the following comp factors: Verified credit history - Per XXX XXX grade A PurXXX(pg. XXX) the required minimum Credit score is XXX Borrower's score is XXX which exceeds the minimum by XXX points.	XXX	C	B	C	B	C	B	C	B	C	B
2023030812	XXX	XXX	Compliance	All title holders did not execute the Mortgage/DOT	XXX	XXX	Closed	Non borrower, XXX XXX did not execute the MortgageXXXDOT (pg. XXX). Preliminary title (pg. XXX) reflects her name as a proposed insured with the borrower. Deed of Trust in borrower name only.	XXX	Verified credit history - Per XXX XXX grade A Purchase (pg. XXX) the required minimum Credit score is XXX Borrower's score is XXX which exceeds the minimum by XXX points.	XXX - Received copy of Short Form title for property address XXX XXX XXX, XXX XXX for insured amount of XXXK. This is not the subject property Short Form policy as it is for another REO property owned. Subject loan amount is XXX
												*Exception Remains: Preliminary title in file (pg. XXX) reflects XXX as a proposed insured with the borrower. Deed of Trust in borrower name only.	XXX - Received copy of Short Form title reflecting the borrower name as only XXX. *Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030812	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	XXX	Closed	*UPDATED* Borrower must have XXX% of own seasoned funds when a gift is received per guidelines (pg. XXX) or $XXX Gift funds cannot be used toward reserves.

** Borrower received a gift of XXX Letter and evidence of wire in file (pgs. XXX-XXX) but sourcing of the gift has not been provided from the donor's account(s).

**File contains borrower provided bank printouts (pg. XXX and XXX) with funds representing cash in borrower's account ending #XXX and #XXX  Guidelines require two months bank statements to document assets. Two months prior statements provided with ending balances of $XXX and $-XXX thus not sufficient for reserve fundsXXXminimum contribution. Printouts reflects higher positive balances.  Printouts are not listed as acceptable form of verification. Missing is January, XXX statements from each bank to support the balance of XXX (printout balance on XXX) and $XXX per the printouts used or borrower has not provided evidence of minimum XXX% of own funds or required reserves. Additional bank statements in file are business accounts but no verification provided these belong to the borrower.

Borrower must have XXX% of own seasoned funds when a gift is received per guidelines (pg. XXX) or $XXX Gift funds cannot be used toward reserves.

** Borrower received a gift of XXX Letter and evidence of wire in file (pgs. XXX-XXX) but sourcing of the gift has not been provided from the donor's account(s).

**File contains borrower provided bank printouts (pg. XXX and XXX) with funds representing cash in borrower's account ending #XXX and #XXX  Guidelines require two months bank statements to document assets. Two months prior statements provided with ending balances of $XXX and $-XXX thus not sufficient for reserve fundsXXXminimum contribution. Printouts reflects higher positive balances.  Printouts are not listed as acceptable form of verification. Missing is January, XXX statements from each bank to support the balance of XXX and $XXX per the printouts used or borrower has not provided evidence of minimum XXX% of own funds or required reserves. Additional bank statements in file are business accounts but no verification provided these belong to the borrower.

XXX	Verified credit history - Per XXX XXX grade A Purchase (pg. XXX) the required minimum Credit score is XXX Borrower's score is XXX which exceeds the minimum by XXX points.	XXX - Received two lender responses stating for:

X.  Gift funds from donor's account is verified by wire confirmation. Wire confirmation source matches donor's name and bank name on gift letter.

(X) Bank printouts are acceptable if they have same information as a bank statement or can be matched up with a previous bank statement. We have X months bank statement and the most recent printout information can be matched up.

*Exception remains for:

(X). Sourcing of the gift is required.  Wire and Gift letter do not confirm the gift as sourced. Must have evidence that bank and account number reflected on the gift letter on on the wire are in donor's name.

(X) This part is Cleared. Guideline does not state printouts are acceptable forms of asset documentation; however, printouts are referenced for XXX-XXX months statements for income and stipulate that the bank URL must be on each page. Printout provided for NBKC bank reflects URL on each page.  Printout dated XXX reflects a balance of XXXThis balance is allowed to confirm XXX of own funds.

Exception remains:  Still need evidence of Gift Sourcing.

XXX - Received same printout as in file for account ending #XXX

*Exception Remains*: Updated exception to reflect XXX noted balance.  Bank printouts are not an accepted form of asset verification per guidelines (section XXX). Prior months statements are not sufficient.

XXX - Received same printout as in file for account ending #XXX

*Exception Remains*: Updated exception to reflect XXX noted balance. Bank printouts are not an accepted form of asset verification per guidelines (section XXX). Prior months statements are not sufficient.	XXX - Received lender response of: "request to follow guideline listed below. Lender provided a snip of guideline for gift documentation to show documentation must include one (X) of following to include the "proof of receipt of wire transfer.
													*Exception cleared for item #X (#X, cleared XXX). Guideline confirms (pg. XXX, XXX Classic Guide XXXzzX: proof of receipt of wire transfer Wire transfer evidence in file (pg.XXX) reflects beneficiary is Settlement Agent and funds match to gift letter (pg. XXX) and list donor's bank and donor's address.	XXX	C	A	C	A	C	A	C	A	C	A
2023030812	XXX	XXX	Credit	Insufficient Verified Funds to Close	XXX	XXX	Closed	Asset documentation is deficient to verify borrowers minimum required reserves and down payment. Borrower required to verify of own funds $XXX (XXX% down) + $XXX (XXX months reserves) = XXX minimum. Asset documentation in file is deficient (see CRED XXX).	XXX	Verified credit history - Per XXX grade A Purchase (pg. XXX) the required minimum Credit score is XXX Borrower's score is XXX which exceeds the minimum by XXX points.	XXX - Received two lender responses stating for:

X.  Gift funds from donor's account is verified by wire confirmation. Wire confirmation source matches donor's name and bank name on gift letter.

(X) Bank printouts are acceptable if they have same information as a bank statement or can be matched up with a previous bank statement. We have X months bank statement and the most recent printout information can be matched up.

*Exception remains for:

(X). Sourcing of the gift is required.  Wire and Gift letter do not confirm the gift as sourced. Must have evidence that bank and account number reflected on the gift letter on on the wire are in donor's name.

(X) This part is Cleared. Guideline does not state printouts are acceptable forms of asset documentation; however, printouts are referenced for XXX-XXX months statements for income and stipulate that the bank URL must be on each page. Printout provided for NBKC bank reflects URL on each page.  Printout dated XXX reflects a balance of XXXThis balance is allowed to confirm XXX of own funds.

Exception remains:  Still need evidence of Gift Sourcing.

XXX - Received same printout as in file for account ending #XXX

*Exception Remains*: Updated exception to reflect XXX noted balance.  Bank printouts are not an accepted form of asset verification per guidelines (section XXX). Prior months statements are not sufficient.

XXX - Received same printout as in file for account ending #XXX

*Exception Remains*: Updated exception to reflect XXX noted balance. Bank printouts are not an accepted form of asset verification per guidelines (section XXX). Prior months statements are not sufficient.	XXX - Received lender response of: "request to follow guideline listed for gift. to include the "proof of receipt of wire transfer.
													*Exception cleared for gift and borrower own funds. Guideline confirms (pg. XXX, XXX Classic Guide XXXzzX: proof of receipt of wire transfer Wire transfer evidence in file (pg.XXX) reflects beneficiary is Settlement Agent and funds match to gift letter (pg. XXX) and list donor's bank and donor's address. And, Guideline does not state printouts are acceptable forms of asset documentation; however, printouts are referenced for XXX-XXX months statements for income and stipulate that the bank URL must be on each page. Printout provided for XXX bank reflects URL on each page. Printout dated XXX reflects a balance of XXXThis balance is allowed to confirm XXX of own funds plus required reserves before gift.	XXX	C	A	C	A	C	A	C	A	C	A
2023030812	XXX	XXX	Credit	Back-end Ratio exception (DTI)	XXX	XXX	Acknowledged	Review DTI is XXX based on monthly income calculation of XXX Lender DTI per the tape value is XXX XXX allowed for XXX A Investor occupancy is XXX%. Lender XXX (pg. XXX) reflects XXX based on a greater income figure of XXX which exceeds the Borrower final XXX income of XXX (p. XXX) and initial XXX income of $XXX (pg. XXX).	Verified credit history - Per XXX grade A Purchase (pg. XXX) the required minimum Credit score is XXX Borrower's score is XXX which exceeds the minimum by XXX points.	XXX - Lender provided a rebuttal stating: "Please see updated Income Worksheet. Actual X-year average of commission income is XXXUnderwriter did not consider XXX commission income from previous job in the same line of work. DTI now XXX Included unexecuted revised XXX and updated worksheet that includes XXXK bonus not previously used.
												*Exception Remains - Lender included a one-time XXXK in the total income calculation that Review omitted. Addl file closed wX same borrower (#XXX has a XXX VOE that stated bonus earnings were a One Time signing bonus and no more would be earned, thus omitted). Review recalculated income to include prior XXX earnings, XXX (omitting XXX bonus XXXK and other) plus YTD for an average of XXXresulting in the XXX DTI which exceeds the max allowed of XXX The recalculated income by Review is in line with Initial XXX (pg. X) reflecting XXX	Client: Investor Acknowledged DTI Exception based on the following comp factors: Verified credit history - Per XXX XXX grade A PurXXX(pg. XXX) the required minimum Credit score is XXX Borrower's score is XXX which exceeds the minimum by XXX points.	XXX	C	B	C	B	C	B	C	B	C	B
2023030809	XXX	XXX	Property	Unacceptable Property Zoning	XXX	XXX	Acknowledged	Subject property location is Rural with zoning indicted to be RR (Residential Rural) per Appraisal (pg. XXX). Per XXX Guide XXX section XXX (p.XXX), Rural properties are ineligible. Total acreage on site is XXX acres, guidelines state maximum acreage for acceptable property location is XXX acres. XXX in file (pg.XXX) reflects an exception approval is required. None located in file.	Low DTI - Borrower approved DTI is XXX Max DTI for XXX is XXX ; Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points for FTHB.	XXX Lender provided exception for property showing as rural and two comps are over XXX miles away. Comp photos do not show structures.

***Finding Remains.  SUBJECT OTO INVESTOR APPROVAL.

												*Finding Remains* SUBJECT TO INVESTOR REVIEW AND APPROVAL.	Client: XXX Investor Acknowledged Exception to accept Rural property.	XXX	C	B	C	B	C	B	C	B	C	B
2023030809	XXX	XXX	Credit	LTV Exceeds Max Allowed	XXX	XXX	Acknowledged	XXX% LTV exception. Subject LTV is XXX%. Rent-free FTHB requires a XXX% reduction from maximum LTV available which is XXX%. No evidence of lender acknowledged exception in file. Lender XXX (pg. XXX) reflects XXX% as LTV but comments reflect max is XXX%.	Low DTI - Borrower approved DTI is XXX Max DTI for FTHB is XXX ; Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points for FTHB.	XXX Lender provided exception request for XXX LTV over guideline and for Rural (ineligible) property type.

***Finding Remains.  SUBJECT OTO INVESTOR APPROVAL.

XXX Lender provided exception request for XXX LTV over guideline and for Rural (ineligible) property type.

												*Finding Remains* SUBJECT TO INVESTOR REVIEW AND APPROVAL.	Client: XXX Investor accepts based on compensating factors.: Borrower is a minimal user of credit, Low DTI.	XXX	C	B	C	B	C	B	C	B	C	B
2023030809	XXX	XXX	Credit	Insufficient Verified Reserves (Number of Months)	XXX	XXX	Acknowledged	Updated cleared EM exception and included in assets available for funds to close. Assets short $XXX to meet the FTHB requirement of XXX months.
									Loan for XXX rent-free borrower requires XXX total months reserves (XXX for loan plus XXX for rent-free FTHB). Borrower has XXX verified after closing, thus short XXX months. Contract reflects XXX earnest money deposit. XXX , XXX bank statement reflects a transfer of $XXXK but unable to confirm this is for escrow. Missing proof of receipt by title agent.		Low DTI - Borrower approved DTI is XXX Max DTI for FTHB is XXX ; Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points for FTHB.		XXX Cleared exception set in error. Earnest money deposit on WF stmt. pg. XXX was paid to settlement closing company stated on final closing disclosure. - Client: XXX Investor accepts based on compensating factors.: Borrower is a minimal user of credit, low DTI. first time homebuyer requires XXX months of reserves. Verified reserves of XXX months.	XXX	C	B	C	B	C	B	C	B	C	B
2023030805		XXX	XXX	Compliance	File Documentation is Incomplete	XXX	XXX	Closed	Appraisal form XXX not provided. Per XXX guides, the lower of actual lease rent or market rent per XXX to be used for qualification.	XXX	Low LTVXCLTVXHCLTV - Maximum LTV for a purchase of an investment property per XXX Guide XXX pg. XXX is XXX, LTV for subject is XXX ; Low DTI - Verified DTI is <XXX, which is below guideline maximum DTI of XXX; Verified reserves - Reserves verified exceed XXX months, required reserves are at the maximum of XXX months, actual calculation is X months reserves for an XXX XXX, XXX additional months for each REO (two months per property) and X months for an investment property.		XXX Review updated to exclude rental income from the subject for qualification. DTI excluding subject rental is XXX with is well below the max allowed DTI of XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023030805		XXX	XXX	Credit	Income Documentation is Insufficient	XXX	XXX	Closed	Borrower provided XXX and XXX XXX's with Schedule E's and filing extension for XXX taxes. Loan closed XXX which is past the XXX tax filing extension date. XXX XXX's needed. Subject to reverification of Sch E rental income.	XXX	Low LTVXCLTVXHCLTV - Maximum LTV for a purchase of an investment property per XXX Guide XXX pg. XXX is XXX, LTV for subject is XXX ; Low DTI - Verified DTI is <XXX, which is below guideline maximum DTI of XXX; Verified reserves - Reserves verified exceed XXX months, required reserves are at the maximum of XXX months, actual calculation is X months reserves for an XXX, XXX additional months for each REO (two months per property) and X months for an investment property.		XXX - Received copy of XXX XXX tax return of borrower with satisfactory recalculation of Schedule E income. *Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030804		XXX	XXX	Credit	Mortgage/Deed of Trust is not Recorded	XXX	XXX	Acknowledged	DOT (p. XXX) is not recorded. Closing instructions not provided in file instructing tile company to record the security instrument.		Verified reserves - Borrower has XXX months reserves post-closing which exceeds X months required per guidelines.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.		Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	B	B	C	B	C	B
2023030804	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	XXX	Acknowledged	Final XXX (p. XXX) and XXX (p. XXX) do not match. Large income variance between both documents. Additionally, per Section XXX of Final XXX (p. XXX), Borrower will retain current residence at XXX XXX Court; however Section XXX states borrower rents this address.	Verified reserves - Borrower has XXX months reserves post-closing which exceeds X months required per guidelines.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.	XXX Lender provided explanation that borrower departing residence is leased but will be retained and payment included in DTI.

												**Finding remains** Lender to address potential occupancy issue. Borrower is purchasing an owner occupied property but maintaining an active lease on a rented residence.	Client: XXX Investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023030804	XXX	XXX	Credit	Unacceptable Mortgage History	XXX	XXX	Closed	Per XXX Guide XXX Section XXXX housing payment history is required for all borrowers. Qualifying for Grade A requires XXX mortgage history. Unable to locate VORXXXVOM for current address (XXX months) or prior address.	XXX	Verified reserves - Borrower has XXX months reserves post-closing which exceeds X months required per guidelines.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.	XXX - Received a VOR dated Post-Closing on XXX for address reflecting account as satisfactory. Reflects lease expires on XXX Loan closed as an Owner Occupied transaction. Original XXX reflected the Borrowers would retain most recent rent address, thus lease amount included in qualifying.
												**Exception Partially cleared for the missing most recent address verification of payment history. Still missing the prior address verification (VOR or VOM) to XXX XXX #XXX (see CRED XXX Exception that was cleared)	XXX Lender provided documentation to show borrower meets guidelines (section X.X.X) for Housing History with <XXXmo verified.	XXX	C	A	C	A	C	A	C	A	C	A
2023030804	XXX	XXX	Credit	Missing Verification of Rental	XXX	XXX	Closed	Per XXX Guide XXX Section XXXX housing payment history is required for all borrowers. Grade A mortgage history is XXX Unable to locate VORXXXVOM for current address (XXX months) or prior address.	XXX	Verified reserves - Borrower has XXX months reserves post-closing which exceeds X months required per guidelines.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.	XXX - Received a VOR dated Post-Closing on XXX for address reflecting account as satisfactory. Reflects lease expires on XXX Loan closed as an Owner Occupied transaction. Original XXX reflected the Borrowers would retain, thus lease amount included in qualifying.

													*Exception cleared for missing most recent address verification of payment history.	XXX	C	A	C	A	C	A	C	A	C	A
2023030810		XXX	XXX	Credit	Mortgage/Deed of Trust is not Recorded	XXX	XXX	Closed	Texas Home Equity Security Instrument has not been recorded and closing instructions were not provided to verify intent to record.	XXX	Low LTVXCLTVXHCLTV - Cash out refinance of an owner occupied property allows for XXX XXX XXX pg. XXX section X.X.X, ltv for this loan is XXX; Established credit history - Borrowers' have an established credit history as evidenced by the credit report, pg. XXX		XXX - Received copy of subject recorded Texas Home Equity Security Instrument. *Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030856		XXX	XXX	Credit	Missing Loan Approval Date	XXX	XXX	Acknowledged	Missing dated XXX in loan file (pg. XXX). XXX reflects terms of loan approval.		Verified reserves - Borrower has XXX months of verified reserves remaining after closing when guidelines required X per final CD (pg. XXX); Low LTVXCLTVXHCLTV - Subject property LTVXCLTV is XXX when max allowable is XXX for a Cash-out refinance - Investment Property.		Client: Investor acknowledged	XXX	C	B	C	B	B	B	C	B	C	B
2023030856		XXX	XXX	Compliance	Loan Disbursement Date and Interest From on HUD do not match	XXX	XXX	Acknowledged	Final CD (pg XXX reflects a Disbursement date of XXX; however the interest start date reflects XXX (pg.XXX and XXX). Unable to determine if final CD is in file.		Verified reserves - Borrower has XXX months of verified reserves remaining after closing when guidelines required X per final CD (pg. XXX); Low LTVXCLTVXHCLTV - Subject property LTVXCLTV is XXX when max allowable is XXX for a Cash-out refinance - Investment Property.	XXX; Seller comment: Please clear. Closing agent pending receipt of recording confirmation which delayed funding.	Client: XXX: Investment property, not subject to compliance testing.	XXX	C	B	C	B	C	B	C	B	C	B
2023030857	XXX	XXX	Credit	Rental income is being used from an expired lease	XXX	XXX	Acknowledged	Lease agreement p.XXX for non subject (XXX) reflects an expiration date of XXX Agreement terms section XXX states

The terms of this lease shall begin on the Commencement date and end on the expiration date and thereafter will automatically renew on an month-to-month renewal basis.	Low DTI - XXX DTI is XXX lower than the XXX maximum.; Verified ownership of subject property - The title policy indicates the borrower has owned the subject since XXX X months required.	XXX - Received lender response of: Guidelines dated XXX allow an expired lease agreement that has verbiage stating the lease agreement becomes a month-to-month lease once the initial lease term expires is allowed with evidence of three months' receipt of rental income. We ask that you clear defect as guideline requirement has been met.

												**Exception Remains** Missing is evidence of the three months receipt of the rental income to support XXX per month after the expiration date of XXX	Client: XXX Investor acknowledged exception. Lease automatically converts to month-to-month.	XXX	C	B	C	B	C	B	C	B	C	B
2023030857		XXX	XXX	Credit	Missing proof of PITI payment on non-subject property	XXX	XXX	Closed	Missing verification of PITI for XXX Meadowlark supporting a payment as stated on credit report $XXX (pg.XXX).	XXX	Low DTI - XXX DTI is XXX lower than the XXX maximum.; Verified ownership of subject property - The title policy indicates the borrower has owned the subject since XXX X months required.		XXX - Received lender response of: Mortgage statement for the non-subject REO was provided in original file, with lender providing a snip of the statement to reflect a total payment of XXX Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030806		XXX	XXX	Compliance	Missing E-Sign Disclosure	XXX	XXX	Closed	E-sign disclosure is not provided in file.	XXX	Verified credit history - XXX XXX X.X pXXX- minimum fico is XXX- the borrowers fico score is XXX which exceeds minimum by <XXX points.; Income verified was not used in qualifying - Per CPA letter pXXX- borrower only used one business to qualify for the transaction, borrower partially owns X other like businesses.		XXX Lender provided borrower authorized e-Sign Disclosure.	XXX	C	A	C	A	C	A	C	A	C	A
2023030806		XXX	XXX	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	XXX	XXX	Closed	E-sign disclosure is not provided in file.	XXX	Verified credit history - XXX XXX X.X pXXX- minimum fico is XXX- the borrowers fico score is XXX which exceeds minimum by <XXX points.; Income verified was not used in qualifying - Per CPA letter pXXX- borrower only used one business to qualify for the transaction, borrower partially owns X other like businesses.		XXX Lender provided borrower authorized e-Sign Disclosure.	XXX	C	A	C	A	C	A	C	A	C	A
2023030806		XXX	XXX	Property	Missing PLS required secondary valuation.	XXX	XXX	Acknowledged	Per XXX XXX XXXX pXXX- A FNMA UCDP with score <=XXX must be ordered, no SSR or CDA provided in file. CDA ordered XXX		Verified credit history - XXX XXX X.X pXXX- minimum fico is XXX- the borrowers fico score is XXX which exceeds minimum by <XXX points.; Income verified was not used in qualifying - Per CPA letter pXXX- borrower only used one business to qualify for the transaction, borrower partially owns X other like businesses.		Client: XXX for post-close cure. CDA received with variance of X.XXX	XXX	C	B	C	B	C	B	C	B	C	B
2023030806		XXX	XXX	Credit	Gift Funds not Properly Verified	XXX	XXX	Closed	Gift letter pXXX iao XXX does not match actual gift funds received and applied by escrow of XXX Additionally, proof of receipt confirmation not provided in file.	XXX	Verified credit history - XXX XXX X.X pXXX- minimum fico is XXX- the borrowers fico score is XXX which exceeds minimum by <XXX points.; Income verified was not used in qualifying - Per CPA letter pXXX- borrower only used one business to qualify for the transaction, borrower partially owns X other like businesses.		XXX Lender provided wire confirmation from Donor to title to verify receipts of gift funds iao XXX	XXX	C	A	C	A	C	A	C	A	C	A
2023030811		XXX	XXX	Property	FNMA/FHLMC loan with no secondary valuation to support appraised value	XXX	XXX	Acknowledged	XXX XXX XXXX pXXX- Desktop Appraisal Review is required per GLs due to risk score from SSR pXXX is XXX CDA ordered XXX		Verified reserves - XXX XXX XXX-XXX.X X months required, plus X for investment property, plus X for additional financed property XXX reserves required XXXborrower has XXX reserves verified post close which far exceeds the XXX months reserves required per guidelines.; Verified credit history - XXX XXX X.X pXXX requires XXX minimum FICO, the borrowers FICO is XXX		Client: XXX for post-close CDA supporting value.	XXX	C	B	C	B	C	B	C	B	C	B
2023030811	XXX	XXX	Credit	Missing proof of PITI payment on non-subject property	XXX	XXX	Acknowledged	Proof of PITI on primary residence is not provided in file. Verification of escrowed payment, or additional tax and insurance obligation is needed. Subject to reverification of DTI.	Verified reserves - XXX XXX XXX-XXX.X X months required, plus X for investment property, plus X for additional financed property XXX reserves required XXXborrower has XXX reserves verified post close which far exceeds the XXX months reserves required per guidelines.; Verified credit history - XXX XXX X.X pXXX requires XXX minimum FICO, the borrowers FICO is XXX	XXX - Received XXX page document from lender. Lender stated Finding is value. Unable to located documentation to confirm taxesXHOI for primary. Included is revised XXX that is not executed by borrower, revised XXX reflecting figures for taxes and insurance for the borrower primary payment that was included in DTI calculation. Lender did provide evidence of property taxes for XXX to confirm the monthly amount of XXX Lender used an estimate of XXX for annual HOI or XXX per month. Lender stated in a footnote that per the County website, the borrower sold their primary residence X days after subject Note date. Partially cleared as evidence of monthly taxes is confirmed.

**Exception Remains** Missing is evidence of HOI for borrowers primary residence to confirm full PITIA payment on their primary residence.  Final DTI calculation is pending.

XXX Lender provided rebuttal that taxes and insurance were added to credit report disclosed payment on primary residence.

												*Finding remains* No verification documents provided for property taxes and insurance on primary residence.	Client: XXX Investor acknowledged exception. Estimated insurance premium of XXX,XXX per year brings DTI to XXX	XXX	C	B	C	B	C	B	C	B	C	B
2023030878	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	XXX	Acknowledged	Missing two months bank statement for each of the following bank accounts as required by the eResi guidelines. Accounts are needed to verify sufficient funds to close and meet the reserves requirements:
XXX) XXX  AXXX# ending XXX only the XXX statement provided (pg XXX Ending Balance XXX)
XXX) XXX AXXX# ending XXX only the XXX statement provided (pg XXX Ending Balance XXX)
XXX) XXX AXXX# ending XXX only the XXX statement provided (pg XXX Ending Balance XXX)
XXX) XXX XXX AXXX# ending XXX only the XXX statement provided (pg XXX Ending Balance XXX)
(Additional funds based on the one month of statements provided XXX)
Low LTVXCLTVXHCLTV - Subject property LTVXCLTV is XXX when max allowable is XXX for owner occupied two units purchase transaction with a loan amount up to XXXmm; Verified credit history - Credit report (pg.XXX) in file reflects XXX months of satisfactory mortgage history paid XXX	XXX - Received copy of Lender internal Exception Request form stating: One month assets per XXX Guidelines differs from X month assets per Investor Guidelines.

**Exception Remains**.  Missing is evidence of an Investor Acknowledged Exception for the missing guideline required X months bank statements to confirm sufficient funds for closing and required reserves. Review original exception for detail. If Investor acknowledgement received, exception can be overridden to XXX status.

XXX - Per Lender statement, using all bank statements listed except the XXX XXX ending XXX for qualifying assets, and they are missing the business assets from XXX XXX with XXX as of XXX Our guidelines only require X month, so the X months they are requesting needs to be an exception I guess.
Lender provided:
X) Internal system snap shot of how assets were confirmed via X month bank statement
X) Single page of account ending XXX to reflect balance used by Review (XXX)
X) CPA letter stating business funds used will not have a negative impact on business.

												**Exception Remains**. Missing is evidence of an Investor Acknowledged Exception for the missing guideline required X months bank statements to confirm sufficient funds for closing and required reserves. Review original exception for detail. Omit item #X (XXX ending XXX), as lender did not consider this account per statement made on XXX If Investor acknowledgement received, exception can be overridden to XXX status.	Client: XXX Investor acknowledged exception. Using X month of banks statements, closing funds are verified.	XXX	C	B	C	B	C	B	C	B	C	B
2023030878	XXX	XXX	Credit	Insufficient Verified Funds to Close	XXX	XXX	Closed	Missing verification of sufficient funds required to close in the amount of XXX Total funds verified XXX short XXX ** See CRED XXX for additional details.	XXX	Low LTVXCLTVXHCLTV - Subject property LTVXCLTV is XXX when max allowable is XXX for owner occupied two units purchase transaction with a loan amount up to XXXmm; Verified credit history - Credit report (pg.XXX) in file reflects XXX months of satisfactory mortgage history paid XXX	XXX - Received copy of Lender internal Exception Request form stating: One month assets per XXX Guidelines differs from X month assets per Investor Guidelines.

**Exception Remains**.  Missing is evidence of an Investor Acknowledged Exception for the missing guideline required X months bank statements to confirm sufficient funds for closing and required reserves. Review original exception for detail. If Investor acknowledgement received, exception can be overridden to XXX status.

XXX - Per Lender statement, using all bank statements listed except the XXX XXX ending XXX for qualifying assets, and they are missing the business assets from XXX XXX with XXX as of XXX Our guidelines only require X month, so the X months they are requesting needs to be an exception I guess.
Lender provided:
X) Internal system snap shot of how assets were confirmed via X month bank statement
X) Single page of account ending XXX to reflect balance used by Review (XXX)
X) CPA letter stating business funds used will not have a negative impact on business.

												**Exception Remains**. Missing is evidence of an Investor Acknowledged Exception for the missing guideline required X months bank statements to confirm sufficient funds for closing and required reserves. Review original exception for detail. If Investor acknowledgement received, exception can be overridden to XXX status.	Added assets - Replaced CRED XXX - Client: XXX Investor acknowledged exception. Using X month of banks statements, closing funds are verified.	XXX	C	A	C	A	C	A	C	A	C	A
2023030878	XXX	XXX	Credit	Insufficient Verified Reserves (Number of Months)	XXX	XXX	Acknowledged	Missing verification of required reserves of XXX (Subject XXX x XXX = XXX XXX-XXX -XXX x XXX = XXX Total required XXX) ** See CRED XXX for additional details.	Low LTVXCLTVXHCLTV - Subject property LTVXCLTV is XXX when max allowable is XXX for owner occupied two units purchase transaction with a loan amount up to XXXmm; Verified credit history - Credit report (pg.XXX) in file reflects XXX months of satisfactory mortgage history paid XXX	XXX - Received copy of Lender internal Exception Request form stating: One month assets per XXX Guidelines differs from X month assets per Investor Guidelines.

**Exception Remains**.  Missing is evidence of an Investor Acknowledged Exception for the missing guideline required X months bank statements to confirm sufficient funds for closing and required reserves. Review original exception for detail. If Investor acknowledgement received, exception can be overridden to XXX status.

XXX - Per Lender statement, using all bank statements listed except the XXX XXX ending XXX for qualifying assets, and they are missing the business assets from XXX XXX with XXX as of XXX Our guidelines only require X month, so the X months they are requesting needs to be an exception I guess.
Lender provided:
X) Internal system snap shot of how assets were confirmed via X month bank statement
X) Single page of account ending XXX to reflect balance used by Review (XXX)
X) CPA letter stating business funds used will not have a negative impact on business.

												**Exception Remains**. Missing is evidence of an Investor Acknowledged Exception for the missing guideline required X months bank statements to confirm sufficient funds for closing and required reserves. Review original exception for detail. If Investor acknowledgement received, exception can be overridden to XXX status.	Added assets - Replaced CRED XXX - Client: XXX Investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023030863	XXX	XXX	Property	HPML Appraisal Requirements are Not Met	XXX	XXX	Closed	Appraisal does not include executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations.	XXX	Low LTVXCLTVXHCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix. ; Verified reserves - Borrower has XXXmo reserves post-closing which exceeds Xmo required per matrix.	XXX: Received Appraiser Independence Requirement Certificate.
												*** Finding remains. Appraisal does not contain verbiage affirming it was prepared in accordance with USPAP and Title XI of XXX and any implementing regulations.	XXX Updated appraisal with FIRREA verbiage on page XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2023030863	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the XXX fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	XXX	Closed	Missing COC for addition of XXXnd courier fee on CD issued XXX Fee was added in amount of $XXX and reduced to $XXX on final CD. This is a zero tolerance fee as payee is affiliate of lender.

									The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX-XXX-XXX: Sub Escrow. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XXX CFR XXX(e)(XXX); XXX CFR XXX(e)(XXX); XXX CFR XXX(f)(XXX)(v)).	XXX	Low LTVXCLTVXHCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix. ; Verified reserves - Borrower has XXXmo reserves post-closing which exceeds Xmo required per matrix.		XXX: Received COC. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030859	XXX	XXX	Credit	Missing Lease Agreement and/or Not Executed	XXX	XXX	Acknowledged	Missing executed lease for subject property reflecting monthly rent amount of $XXX per month. Subject loan closed under a DSCR program and lender lease amount per DSCR worksheet in file (pg. XXX) is $XXX as stated. Appraisal reflects higher market rents, thus verification of current lower rental is required to confirm DSCR ratio.	Verified reserves - Reserves remaining after closing is XXX months. NQM Retail Investor Program XXX requires subject loan to have X months reserves plus X for additional REO owned for a total of X months. ; Verified credit history - NQM Retail Investor Program XXX requires minimum fico of XXX, borrowers fico score is XXX	XXX - Received lender response of: "subject is vacant per appraisal (interior photos support) so there is not a lease. The DSCR worksheet also indicates the subject is vacant. Qualified using market rent less a XXX vacancy factor as required per guidelines dated XXX XXX-XXX = XXX

												** Exception overridden to XXX level. Guidelines state that if refinancing a vacant property, a XXX vacancy factor must be applied to the gross market rent on Appraisal XXX prior to calculating the DSCR. Appraisal XXX in file does not reflect this calculation. Market rents reflected is XXX Reducing with XXX vacancy factor calculates to XXX monthly rental figure. DSCR ratios was calculated with XXX rental figure.	Mitigated Risk: XXX - Guidelines state that if refinancing a vacant property, a XXX vacancy factor must be applied to the gross market rent on Appraisal XXX prior to calculating the DSCR. Appraisal XXX in file does not reflect this calculation; however, lender DSCR worksheet in file (pg. XXX) reflects the DSCR ratio as calculated with a reduced market rental amount based on taking the appraisal market rent of XXX x XXX vacancy factor to calculate to XXX	XXX	C	B	C	B	C	B	C	B	C	B
2023030815		XXX	XXX	Credit	Mortgage/Deed of Trust is not Recorded	XXX	XXX	Acknowledged	Closing Instructions directing title agency to record the security instrument are not provided in file.		Verified reserves - XXX Guide XXX XXX.X pXXX- requires X months reserves for Grade A, and X for LTV and X for FTHB- XXX reserves required XXXborrower has XXX months reserves verified post close which exceeds the XXX requirements.; Verified credit history - XXX Guide XXX X.X pXXX requires fico minimum of XXX borrower has a fico score of XXX		Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	B	B	C	B	C	B
2023030815		XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	XXX	Closed	Affiliated Business Disclosure not in file. FACTS Disclosure not in file. Unknown if lender has affiliates.	XXX	Verified reserves - XXX Guide XXX XXX.X pXXX- requires X months reserves for Grade A, and X for LTV and X for FTHB- XXX reserves required XXXborrower has XXX months reserves verified post close which exceeds the XXX requirements.; Verified credit history - XXX Guide XXX X.X pXXX requires fico minimum of XXX borrower has a fico score of XXX		XXX: Received memo affirming lender has no affiliates. ABD not required.	XXX	C	A	C	A	C	A	C	A	C	A
2023030822	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	XXX	Acknowledged	DTI discrepancy due to lender calculation of debt liabilities. Review calculated XXX in monthly debts, which matches XXX pXXX Lender XXX pXXX indicates $XXX in monthly debt payments. Unable to determine where XXX debt figures are from and no documentation for additional debts not on credit report has been provided. Lender to correct XXX or provide documentation for additional liabilities.	Verified reserves - XXX Guide XXX XXX.X-XXX.X- pXXX requires X reserves for X additional financed property, X for Grade A+, X for LTV, X for investment property equals XXX reserves at XXX Borrower has XXX months verified post close which exceeds the guideline requirements.; Verified credit history - XXX Guide XXX XXX.X pXXX- has a minimum fico requirement of XXX- the borrowers fico score is XXX	XXX - Received a revised XXX and XXX The revised XXX and XXX does not disclose the borrower's primary residence, thus DTI calculation is not reflective of accurate debt owed.

*Exception Remains.

XXX Lender provided credit supplement showing debt discrepancy is a mortgage. Mortgage on credit supplement is the subject lien being paid off

**Finding remains** lender to provide updated XXX removing this liability with corrected DTI.	Mitigated Risk: XXX - Received a response from lender of: XXX and XXX do reflect the current primary residence. Borrower does not own the primary residence, it is owned by his wife only. XXX reflects "no primary home expense" since owned by this wife and no debt on the XXX since not in the borrower's name. A copy of the Note for the primary residence is attached.

													*Exception Overridden * Lender originally made an error in XXX for debt. Borrower is qualifying with full subject PITIA without rents considered that has been owned since XXX Primary residence in name of borrower's spouse only thus Borrower prior housing history confirmed with prior mortgage on credit report paid off XXX (pg. XXX + addl prior mtg pg. XXX) and subject prior history since XXX to present which covers XXX for A+ guideline with a few months gap between XXX and XXX but XXX months total confirmed. Lender provided updated XXX and XXX XXX is not executed, thus overridden to XXX level.	XXX	C	B	C	B	C	B	C	B	C	B
2023030819	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the XXX ee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	XXX	Closed	Missing COC for increase in Loan Discount fee from XXX to XXX on CD issued XXX --

									The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX-XXX-XXX: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XXX CFR XXX(e)(XXX); XXX CFR XXX(e)(XXX); XXX CFR XXX(f)(XXX)(v)).	XXX	Verified reserves - XXX XXX XXX.X pXXX requires X months reserves per Grade A+ XXX Borrower has XXX months reserves post close verified which exceeds the guideline requirement.; Low DTI - XXX XXX XXX pXXX per Grade A+ requirements the DTI max is XXX, the borrowers DTI for this transaction is XXX		XXX: Received copy of COC and interim CD issued XXX Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030862		XXX	XXX	Compliance	Missing Final HUD-1	XXX	XXX	Closed	Final Closing Disclosure andXXXor Settlement Statement is not provided in file.	XXX	Verified credit history - Borrower's credit report in file (pg. XXX) reflects qualifying FICO of XXX, and established credit history since XXX History reports no late payments made based on the months reviewed for every account in the borrower's history.; Verified reserves - Borrower has XXXmo reserves post-closing which exceeds Xmo required per matrix.		XXX - Recd final settlement statement certified by the settlement agent.	XXX	D	A	D	A	D	A	D	A	D	A
2023030816		XXX	XXX	Compliance	Missing Initial 1003 Application	XXX	XXX	Closed	Unable to locate initial XXX in file.	XXX	Verified reserves - XXX - requires X months reserves for the subject XXX borrower has XXX months reserves verified post close which exceeds the guideline requirement.; Verified credit history - XXX - minimum fico of XXX, borrower has XXX fico score, which exceeds the guideline minimum.		XXX - Received copy of borrower eSigned initial XXX Lender dated XXX to confirm initial application date. *Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030816		XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	XXX	Closed	Missing Affiliated Business Disclosure for Lender. FACTS in file (p. XXX) does not indicate whether lender has any affiliates.	XXX	Verified reserves - XXX requires X months reserves for the subject XXX borrower has XXX months reserves verified post close which exceeds the guideline requirement.; Verified credit history - FXXX - minimum fico of XXX, borrower has XXX fico score, which exceeds the guideline minimum.		Known affiliate not used for services. ABD not required.	XXX	C	A	C	A	C	A	C	A	C	A
2023030816	XXX	XXX	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table XXX	XXX	XXX	Closed	Variance is due to the insurance premium for the HOXXX pXXX Lender value of $XXX appears to be based off of the basic coverage premium instead of the total policy premium as reflected on pXXX Total Policy Premium $XXX=$XXX The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXX), while the Calculated Projected Payments Table has a value of (XXX).

									The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXX), while the Calculated Projected Payments Table has a value of (XXX).	XXX	Verified reserves - XXX XXX XXX, XXX.X pXXX- requires X months reserves for the subject XXX borrower has XXX months reserves verified post close which exceeds the guideline requirement.; Verified credit history - XXX XXX X.X pXXX- minimum fico of XXX, borrower has XXX fico score, which exceeds the guideline minimum.		XXX Monthly escrow on Final CD matches IEAD. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030816		XXX	XXX	Credit	Missing Tax Transcript(s)	XXX	XXX	Closed	Per guideline section XXXX all wage earner income sources must be supported by IRS tax transcripts. Signed XXX-C is in the file (pXXX) but the transcripts could not be located.	XXX	Verified reserves - XXX - requires X months reserves for the subject XXX borrower has XXX months reserves verified post close which exceeds the guideline requirement.; Verified credit history - XXX XXX X.X pXXX- minimum fico of XXX, borrower has XXX fico score, which exceeds the guideline minimum.		XXX - Received XXX and XXX tax transcripts. *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030821		XXX	XXX	Credit	Back-end Ratio exception (DTI)	XXX	XXX	Acknowledged	Review DTI verified at XXX which exceeds guideline max of XXX%. XXX does not account for primary residence property taxes and insurance obligation. No statement provided in file to indicate payment is escrowed. XXX reflects total taXXXins of $XXXmo. Verified taxes are XXXmo plus insurance of $XXX for a total primary PITIA of XXX vs. Lender qualified payment of $XXX		Verified reserves - XXX XXX XXX-XXX.X pXXX- requires X reserve months to be verified XXXborrower has XXX months post close verified which exceeds the guideline requirement.; Verified credit history - XXX XXX X.X pXXX- requires a fico minimum of XXX, borrowers lower of the X med is a fico of XXX		Client: Investor acknowledged exception based on residual income of XXX mid FICO of XXX, Verified housing history, and LTVXCLTV of XXX	XXX	C	B	C	B	C	B	C	B	C	B
2023030824		XXX	XXX	Credit	Missing proof of PITI payment on non-subject property	XXX	XXX	Closed	Missing evidence of acceptable verification of taxes and insurance on borrower primary residence.	XXX	Verified reserves - Borrower has XXX months of verified reserves remaining after closing when guidelines required X months per the bank statements (pg. XXX, XXX) and final CD (pg. XXX).		XXX - Received copy of tax bill and HOI for borrower primary residence along with revised XXX and XXX *Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030824	XXX	XXX	Credit	Hazard Insurance Coverage Amount is Insufficient	XXX	XXX	Closed	Dwelling coverage of XXX does not cover loan amount of XXX No extended replacement coverage or Replacement Cost Estimator (RCE) provided in file.	XXX	Verified reserves - Borrower has XXX months of verified reserves remaining after closing when guidelines required X months per the bank statements (pg. XXX, XXX) and final CD (pg. XXX).	XXX - Received Lender response and XXX page document that HOI dec page provided reflects DPX coverage which gives Replacement Cost per definition and addendum with the Dec page.

													*Exception cleared. Policy type DPX checklist of coverage (pg. XXX of document) reflects "Replacement Cost" as the loss settlement basis for the dwelling, other structures and personal property coverage.	XXX	C	A	C	A	C	A	C	A	C	A
2023030824	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	XXX	Acknowledged	Based on Lender provided post-closing copy of tax bill and HOI for borrower primary residence, the total primary residence payment increased to change the final qualifying DTI. Lender provided revised final XXX and XXX of which neither are executed by lender or borrowers.

Verified reserves - Borrower has XXX months of verified reserves remaining after closing when guidelines required X months per the bank statements (pg. XXX, XXX) and final CD (pg. XXX).	Mitigated Risk: XXX - Received copy of tax bill and HOI for borrower primary residence post-closing along with a revised XXX and XXX reflecting a final qualifying DTI that remains within guidelines. Borrower did not execute revised XXX

													*Overridden to XXX status as no material changes.	XXX	C	B	C	B	C	B	C	B	C	B
2023030890		XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	XXX	Closed	Unable to locate Affiliated Business Disclosure or FACTS in file. Unknown if lender has affiliates.	XXX	Low DTI - Subject borrower's DTI is XXX when the guidelines allow a maximum of XXX		XXX: Received memo affirming lender has no affiliates. ABD not required.	XXX	C	A	C	A	C	A	C	A	C	A
2023030890	XXX	XXX	Compliance	The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance.	XXX	XXX	Acknowledged	Missing COC for changes to several fees in the XXX% tolerance category: Settlement Fee increased by XXX Archive Fee added for $XXX Closing Protection Fee added for $XXX Electronic Document Fee added for $XXX Title Endorsements added for $XXX Courier Fee - Title added for $XXX ProcessingXXXVerification Fee added for $XXX Recording Service Fee added for $XXX State Title Fee added for $XXX These fees are paid to provider from Service Provider List, so they are in the XXX% tolerance category. The Lender General Credit of XXX offsets the addition of Transfer Taxes for XXX Loan Discount Increase of $XXX is non-issue; rounding from LE to CD. --

									A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of (XXX) were applied to the total fee variance of (XXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.		Low DTI - Subject borrower's DTI is XXX when the guidelines allow a maximum of XXX		Client: XXX Post closing corrective action- XXX the following documentation was received: PC CD dated XXX, LOE to the borrower, copy of refund check in the amount of XXX XXX Tracking. Finding downgraded to an XXX for Post Closing corrective action.	XXX	C	B	C	B	C	B	C	B	C	B
2023030890		XXX	XXX	Credit	Purchase Contract is Deficient	XXX	XXX	Closed	Purchase Contract pg.XXX-Line XXX reflects closing date XXX Actual closing date is XXX; contract addendum is needed.	XXX	Low DTI - Subject borrower's DTI is XXX when the guidelines allow a maximum of XXX		XXX Received revised p. XXX of PurXXXContract with new date initialed by parties.	XXX	C	A	C	A	C	A	C	A	C	A
2023030890		XXX	XXX	Credit	Insufficient verified liquid reserves	XXX	XXX	Acknowledged	UPDATED XXX -Total reserves required XXXmthsXXX $XXX Total reserves verified XXX$XXX Short XXX mthsXXX $XXX - XXXmo minimum per program matrix. Gift funds have been applied to funds to close in review (see CRED XXX) and borrower personal funds remain short on reserves.		Low DTI - Subject borrower's DTI is XXX when the guidelines allow a maximum of XXX		Client: XXX Investor approved exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023030890	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	XXX	Closed	UPDATED XXX- XXX) Missing documentation to evidence receipt of gift funds from the gift donor to the titleXXXclosing agent.

XXX) Missing updated CDXXXFinal settlement statement reflecting receipt of the gift funds as it's own line item.

									ORIGINAL -Gift funds iao XXX are shown as paid to title per check pXXX; however, no receipt is provided from title and funds do not reflect on Closing Disclosure.	XXX	Low DTI - Subject borrower's DTI is XXX when the guidelines allow a maximum of XXX		XXX - received PCCD showing gift funds to close along with copy of check to title with donor's name in memo section.	XXX	C	A	C	A	C	A	C	A	C	A
2023030890	XXX	XXX	Credit	Questionable Occupancy	XXX	XXX	Acknowledged	Homeowner's insurance policy pXXX indicates coverage including "Home-Sharing Host Activities". Transaction is an owner-occupied purchase and coverage indicates use as investment andXXXor short-term rental.	Low DTI - Subject borrower's DTI is XXX when the guidelines allow a maximum of XXX	XXX - Received X page document that includes a copy of email and X-pg. Home-Sharing Host Activities Amendatory Endorsement (for use with Homeowners X - Special Form). The email shows correspondence from an Agency Support Specialist stating: "attached is copy of endorsement. This endorsement is stand on all Homeowner policies with Homeowners of America. This is a very standard Homeowner policy. The endorsement reflects at top of page one "This endorsement changes the policy, please read it carefully". Further, the endorsement details home-sharing is defined as rental or holding for rental or mutual exchange of services with further detail about what rental and exchange of services includes.

*Exception Remains. Subject property was a purXXXas an owner occupied but endorsement provided reflects coverage for rental or exchange of services.

XXX - Received Homeowner's insurance policy which was in file. Policy states "Home-Sharing Host Activities".

												**Exception remains**	Client: XXX Investor approved exception. Borrower does not own other property.	XXX	C	B	C	B	C	B	C	B	C	B
2023030890	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	XXX	Closed	UPDATED XXX - Missing updated P&L through XXX Per ALT Doc vXXX guides, section XXXX regarding P&L-Only qualification, P&L must cover previous XXXmo with most recent month within XXX-days of closing. P&L in file pXXX is dated XXX-XXX and is >XXXdays from closing date of XXX	XXX	Low DTI - Subject borrower's DTI is XXX when the guidelines allow a maximum of XXX	XXX Duplicate copy of CPA letter dated XXX received.

***Exception Remains-Still missing updated P&L through XXX as per guidelines.  P&L must cover previous XXX months with most recent month within XXX-days of closing date of XXX

XXX - Received a X-pg. document that is a CPA letter dated XXX that references the borrower name and states: "to the best of our knowledge, (borrower) is actively operating for profit and we have received his bank statement from XXX through XXX and is trading at a profit and therefore can pay all the liabilities that he has. Page X attached is the same P&L date ending XXX from original file.

												*Exception Remains. INVESTOR TO REVIEW. Still missing updated P&L through XXX as per guidelines. P&L must cover previous XXX months with most recent month within XXX-days of closing date of XXX	XXX Updated P&L through XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2023030890		XXX	XXX	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction XXX	XXX	XXX	Acknowledged	Buyer final CD does not reflect the sales commissions paid. Realtor commission shows on seller CD.		Low DTI - Subject borrower's DTI is XXX when the guidelines allow a maximum of XXX		Client: XXX; no assignee liability. XXX - PCCD rec'd dated XXX does not include Realtor commissions.	XXX	C	B	C	B	B	B	C	B	C	B
2023030890	XXX	XXX	Compliance	High Cost Failure	XXX	XXX	Closed	The loan fees (XXX) exceed the (XXX) High Cost fee limit, which is (XXX), the difference is ($XXX). The loan fees (XXX) exceed the (XXX) High Cost fee limit, which is (XXX), the difference is ($XXX).	XXX	Low DTI - Subject borrower's DTI is XXX when the guidelines allow a maximum of XXX	XXX: Received copy of XXX issued XXX, LOE and copy of refund check. LOE indicates refund is for fees exceeding high cost limit.
												***Finding remains. Need guidance from industry counsel on ability to cure XXX XXX and XXX High Cost, and if XXX, what are the cure XXX. Also need verification that the investor will accept cured high cost loans if cure is available.	XXX: Rate sheet received on XXX, along with clarification emails confirms the discount points are bona fide. Also, Initial LE shows rate of X.XXX with no discount points. Subsequent LEs and CDs show rate of X.XXX with X.XXX discount points. Loan is not high cost.	XXX	C	A	C	A	C	A	C	A	C	A
2023030890	XXX	XXX	Compliance	HPML Loan	XXX	XXX	Closed	Non-compliant HPML due to ATR not documented at origination. See CRED XXX CRED XXX and CRED XXX--

									The loan's (XXX) APR equals or exceeds the Federal HPML threshold of (XXX). The threshold is determined by adding XXX points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (XXX).(XXX CFR XXX(a)(XXX)(i))	XXX	Low DTI - Subject borrower's DTI is XXX when the guidelines allow a maximum of XXX		XXX Verified loan is ATRX HMPL Compliant. P&L provided coverers XXX mths of XXX-XXX Documentation to verify receipt of gift funds and reserves does not impact the borrowers ability to repay.	XXX	C	A	C	A	C	A	C	A	C	A
2023030817		XXX	XXX	Property	Property Type is prohibited	XXX	XXX	Acknowledged	Rural properties are ineligible per guidelines XXX Champion Classic Guide XXX pXXX Lender exception note pXXX SUBJECT TO INVESTOR REVIEW AND APPROVAL.		Verified reserves - Borrower has XXX months of verified reserves remaining after closing when guidelines require XXX months.; Low LTVXCLTVXHCLTV - Transaction LTV is XXX, which is >XXX lower than allowable LTV of XXX per eligibility table pXXX guidelines.		Client: XXX Investor approved exception.	XXX	C	B	C	B	C	B	C	B	C	B
2023030818		XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	XXX	Closed	Affiliated Business Disclosure not in file. FACTS Disclosure not in file. Unknown if lender has affiliates.	XXX	Verified reserves - XXX XXX XXX-XXX.X- pXXX- requires X reserves plus X for LTV, X reserves required XXX Borrower has XXX reserves verified post close which exceeds the reserve requirements.; Verified credit history - XXX XXX XXX.X pXXX- requires minimum fico of XXX and the borrowers fico exceeds it with a fico score of XXX		XXX - Recd executed Affiliated Business Disclosure	XXX	C	A	C	A	C	A	C	A	C	A
2023030818		XXX	XXX	Compliance	Missing E-Sign Disclosure	XXX	XXX	Closed	E-Consent not in file.	XXX	Verified reserves - XXX XXX XXX-XXX.X- pXXX- requires X reserves plus X for LTV, X reserves required XXX Borrower has XXX reserves verified post close which exceeds the reserve requirements.; Verified credit history - XXX XXX XXX.X pXXX- requires minimum fico of XXX and the borrowers fico exceeds it with a fico score of XXX		XXX - Recd E-Sign Disclosure	XXX	C	A	C	A	C	A	C	A	C	A
2023030818		XXX	XXX	Credit	Sales Price on HUD-1 does not agree with Purchase Contract	XXX	XXX	Closed	Missing addendum to the purchase agreement reducing the sales price to XXX Purchase agreement (p. XXX), is for the original XXX (Final CD (p. XXX), reflects purchase price of XXX)	XXX	Verified reserves - XXX XXX XXX-XXX.X- pXXX- requires X reserves plus X for LTV, X reserves required XXX Borrower has XXX reserves verified post close which exceeds the reserve requirements.; Verified credit history - XXX XXX XXX.X pXXX- requires minimum fico of XXX and the borrowers fico exceeds it with a fico score of XXX		XXX - Recd addendum updating purXXXprice	XXX	C	A	C	A	C	A	C	A	C	A
2023030879		XXX	XXX	Credit	Missing Verifiable Months of Income Earnings	XXX	XXX	Closed	Missing Personal Bank statement #XXX Feb. XXX Per worksheet pXXX lender used XXX(pg.XXX) for XXX income. Review matched Lender worksheet; however, recalculation of income and DTI is needed upon receipt of missing bank statement.	XXX	Verified housing payment history - Credit report (pg.XXX) in file reflects XXX months of satisfactory mortgage history paid XXX		XXX - Received XXX personal bank statement. *Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030879	XXX	XXX	Credit	Back-end Ratio exception (DTI)	XXX	XXX	Acknowledged	*UPDATED* Review DTI is XXX based on the addition of the business bank account with applied XXX% expenses per CPA letter in file (pg. ). Max DTI allowed is XXX%.

Review DTI on subject loan is XXX and exceeds guidelines. Lender DTI per the XXX (pg.XXX) reflects XXX Max allowed per guidelines is XXX Per worksheets pXXX-XXX Lender used both business and personal bank statement for the same business. Review DTI Used XXX Months Personal bank statement only as unable to support use of personal plus business when only one business XXX income source is present. Business expenses considered from business account and no expense factor has been used against personal statements in review.	Verified housing payment history - Credit report (pg.XXX) in file reflects XXX months of satisfactory mortgage history paid XXX	XXX - Recd internal lender exception request form for DTI of XXX

**INVESTOR TO REVIEW.

XXX - Received lender response to use both business and personal bank statement. Business is a Beauty Salon. Deposits noted into the business account were identified as made to the business name or cash which is in line for this type of business.  Total net deposits for XXX months into this account was XXXbefore applying the expense factor.  Transfers into the business account were not allowed. The business account was added and after deductions of disallowed deposits and a XXX expense factor charged to the business account, the resulting DTI remains over.

												*Exception Remains: DTI recalculated at XXX which exceeds the max of XXX allowed. INVESTOR TO REVIEW. See GIDE XXX as well.	Client: Investor acknowledged exception based on the following comp factors: Owner Occupied refinance, Verified housing payment history - Credit report (pg.XXX) in file reflects XXX months of satisfactory mortgage history paid XXX	XXX	C	B	C	B	C	B	C	B	C	B
2023030879	XXX	XXX	Credit	Guideline Exception(s)	XXX	XXX	Acknowledged	Guidelines permit XXX NSF for XXXmo bank statement period. There are XXX XXX present. XXX pXXX notes internal acknowledgement of XXX; however, no lender exception provided.	Verified housing payment history - Credit report (pg.XXX) in file reflects XXX months of satisfactory mortgage history paid XXX	XXX - Received borrower LOE for the NSFs dated XXX
*Exception Remains: INVESTOR TO REVIEW. See CRED XXX as well.

XXX - Received Lender internal Exception Request form dated XXX (pg. XXX) requesting an exception for NSFs > X.  Further stated is current homeownership for > XXX months with additional comment that XXX are accepted. Internal decision states Approved with LOE on what was done to rectify situation and most recent bank statement with no NSF on it.
												*Exception Remains: INVESTOR TO REVIEW. See CRED XXX as well.	Client: Investor acknowledged exception based on the following comp factors: Owner Occupied refinance, Verified housing payment history - Credit report (pg.XXX) in file reflects XXX months of satisfactory mortgage history paid XXX	XXX	C	B	C	B	C	B	C	B	C	B
2023030879		XXX	XXX	Credit	Missing Documentation or Proof of ATR Underwriting Factors	XXX	XXX	Closed	Verification of ATR Underwriting Factors is not documented with qualifying DTI of XXX (exception CRED XXX) and multiple NSFs on bank statement (exception GIDE XXX).	XXX	Verified housing payment history - Credit report (pg.XXX) in file reflects XXX months of satisfactory mortgage history paid XXX		Additional income docs received on XXX Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030879	XXX	XXX	Compliance	HPML Loan	XXX	XXX	Closed	Non-compliant HPML due to lack of ATR. See CRED XXX CRED XXX and QMATR XXX --

									The loan's (XXX) APR equals or exceeds the Federal HPML threshold of (XXX). The threshold is determined by adding XXX points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (XXX).(XXX CFR XXX(a)(XXX)(i)).	XXX	Verified housing payment history - Credit report (pg.XXX) in file reflects XXX months of satisfactory mortgage history paid XXX		Additional income docs received on XXX Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2023030860		XXX	XXX	Credit	Missing Required Fraud Tool	XXX	XXX	Closed	Fraud Report is missing from loan file. Per Impac NQM Lending Guide XXX Section XXX (p. XXX), a third party fraud report must be ordered with all alerts satisfactorily addressed.	XXX	Low LTVXCLTVXHCLTV - LTV on subject property is XXX with a max allowable LTV of XXX; Established credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. Borrower has established credit history with oldest active tradeline from XXX		XXX - Recd Fraud report along with UW comments to address findings.	XXX	C	A	C	A	C	A	C	A	C	A
2023030864		XXX	XXX	Compliance	Missing Right of Rescission	XXX	XXX	Closed	Missing ROR executed by borrower and NBS XXX. ** Final Compliance Review Pending **	XXX	Verified reserves - XXX Credit Guidelines Matrix XXX Enhanced Alt Doc- requires XXX months reserves to be verified at XXX Borrower has XXX months reserves post close verified which exceed the matrix requirement.; Verified credit history - XXX Credit Guidelines Matrix XXX Enhanced Alt Doc- requires minimum fico for IXO loan at XXX, borrowers fico score is XXX		XXX Lender provided copy of ROR executed by borrower and NBS.	XXX	C	A	C	A	C	A	C	A	C	A
2023030866		XXX	XXX	Property	Missing Third Party Appraisal Review	XXX	XXX	Acknowledged	Missing XXX . Per XXX Credit Guidelines Alt Doc v XXX XXX Section XXX Valuation Overview (p. XXX), Appraisal reviews are required for all loan amounts.		Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.		Client: Investor acknowledged exception based on FNMA SSR score of X.X.	XXX	C	B	C	B	B	B	C	B	C	B
2023030866	XXX	XXX	Credit	Questionable Occupancy	XXX	XXX	Closed	Questionable Occupancy- Loan approved as owner occupied. XXX (p. XXX) does not cover contents. In addition, Borrower executed a Certification for Business Purpose (p. XXX) stating that he was not going to occupy the Subject Property.	XXX	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.	XXX - Received email from HOI insurer with copy of HOI Declarations following. Email states "the insures have content coverage limit of XXX Not listed on the Evidence of Insurance as for insures use to provide copy or request of Replacement Cost Estimate to mortgagee. Policy is reflected as Form X which includes personal property.

*Exception Remains. Still missing evidence from borrower of intent to occupy. Borrower executed a Certification for Business Purpose (p. XXX) stating that he was not going to occupy the Subject Property.

XXX - Received copy of Hazard Insurance which does not show contents as being covered. Issue of questionable occupancy.

**Exception Remains**	XXX - Received email from Investor with two documents attached. And email from HOI Insurer. Updated Occupancy Certification
XXX- email from Lender that Certificate of Business Purpose was sent in error and should have been removed as lender does a lot of DSCR loans and this form just automatically prints out with all the loans.
XXX - email from lender on HOI, the dwelling coverage is XXX,XXX,XXX and with an extended replacement cost of XXX provided up to XXX,XXX,XXX which is more than enough to cover the loan.
XXX - Email from HOI insurer states that the insures have content coverage limit of XXX
XXX- Occupancy Certification stating Borrower will occupy dated XXX
													*Exception Cleared as email from HOI Insurer confirms content coverage and lender confirmed the Occupancy affidavit in file was executed in error and presented correction to state subject is primary residence.	XXX	C	A	C	A	C	A	C	A	C	A
2023030866	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	XXX	Closed	Missing XXX days worth of bank statements or valid account transaction history to show current deposits and transactions to support P&L and prove business is open and operating as required by the XXX Credit Guidelines Alt Doc v.XXX XX).
XXX	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.	XXX - Received XXX-pg. AccountChek Asset report dated XXX reflecting X account balances for XXXCU for accounts ending #XXX-XXX and #XXX-XXX and for a XXX account ending #XXX
*Exception Remains.XXX account ending #XXX on AccountChek was not disclosed on borrower XXX, thus has not been considered.	XXX - Received XXX-pg document with XXX XXX statement (end date is post closing) for acct ending #XXX along with an amended XXX
													*Exception Cleared. XXX account included per documents received is business account and XXX day history on accounts per XXX Asset report confirms history of business transactions.	XXX	C	A	C	A	C	A	C	A	C	A
2023030866		XXX	XXX	Credit	Missing evidence of HOA Dues	XXX	XXX	Closed	Missing verification of subject HOA dues. Appraisal reflects that the property is located in a PUD. Appraisal reflects no comments addressing HOA dues and the Project information for PUDs on pg XXX was not completed. (MLS Listing pg XXX reflects no HOA dues).	XXX	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.		XXX - Received supporting information regarding showing property is not an HOA. Replaced exception with APPR XXX - Appraisal incomplete. Appraiser to address PUD designation listed on Appraisal.	XXX	C	A	C	A	C	A	C	A	C	A
2023030866	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	XXX	Acknowledged	**UPDATE** Based on presented documents on XXX missing updated XXX to reflect both XXX CU Money Market Account #XXX-XXX with XXX balance and XXX account with XXX balance.

Missing XXX consecutive months of XXX CU Money Market Account #XXX-XXX to confirm balance of XXX as reflected on printout in file (pg. XXX). This account and the XXX Account funds are needed to meet file reserve requirement. Updated XXX required to include these two accounts in addition to those presented on Updated post-close XXX presented XXX total balances.

XXX) Missing XXX mths statements, VOD, or bank certified transaction print out covering XXX days for XXX CU Money Market Savings AXXX# XXX-XXX  Only a print-out covering XXX-XXX provided for review.
XXX) XXX) Missing XXX mths statements, VOD, or bank certified transaction print-out covering XXX days for XXX CU Checking AXXX# XXX-XXX  Only a print out covering XXX-XXX and the XXX statement were provided for review.

Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.	XXX - Received the same documentation as on XXX Still missing updated XXX:
X)  A processors cert stating: "per conversion with the borrower, the XXXdeposit to open the XXX Credit Union account #XXX-XXX in June XXX was funds that came from the borrower's insurance company for their XXX truck that was stolen. The Insurance company, XXX paid them out". Attached is a copy of check and at the bottom, there is evidence of an electronic deposit on XXX The XXX deposit matches to the deposit on the printout in file (pg. XXX).
X) A processor rebuttal that the two XXXdeposits of XXX do not need to be sourced since it's less than XXX of the borrower's total income.
*Exception Remains *. Exception can be Waived to XXX level. Still missing updated XXX to reflect both XXX CU XXX XXX Account #XXX-XXX XXXbalance and XXXaccount with XXXbalance.  Exception can be XXX to XXX level with updated XXX as XXX CU account has been sourced and thus only a portion of the XXXaccount is required for meeting full reserves. Guidelines state any large deposits not consistent with Applicant income must be sufficiently documented to determine sufficient assets. Processor cert on not needing to source these funds is deemed reasonable.

XXX - Received:
X)  A processors cert stating: "per conversion with the borrower, the XXXdeposit to open the XXX Credit Union account #XXX-XXX in June XXX was funds that came from the borrower's insurance company for their Silverado truck that was stolen. The Insurance company, XXX paid them out". Attached is a copy of check and at the bottom, there is evidence of an electronic deposit on XXX The XXX deposit matches to the deposit on the printout in file (pg. XXX).
X) A processor rebuttal that the two XXXdeposits of XXX do not need to be sourced since it's less than XXX of the borrower's total income.
*Exception Remains *. Exception can be Waived to XXX level. Still missing updated XXX to reflect both XXXCU Money Market Account #XXX-XXX XXXbalance and XXXaccount with XXXbalance.  Exception can be Waived to XXX level with updated XXX as XXXCU account has been sourced and thus only a portion of the XXXaccount is required for meeting full reserves. Guidelines state any large deposits not consistent with Applicant income must be sufficiently documented to determine sufficient assets. Processor cert on not needing to source these funds is deemed reasonable.

XXX - Received multiple documents.
X)  Gift Letter with copy of donor's online printout plus X-pg donor statement. (Gift confirmed and cleared prior.)
X)  XXX-pg. document with XXX XXX statement (end date is post closing) for acct ending #XXX along with an amended XXX (XXX account confirmed)
X) Received X months XXXCU Checking ending XXX-XXX (confirmed previously)
X) Updated XXX reflecting assets that do not include the XXXAccount ending #XXX and the XXXCU Money Mkt account #XXX-XXX (not cleared)
*Exception Remains. Still missing X consecutive months of XXXCU Money Market Account #XXX-XXX to confirm balance of XXXas reflected on printout in file (pg. XXX). This account and the XXXAccount funds are needed to meet file reserve requirement. Updated XXX required to include these accounts in total balances.

XXX - Received XXX-pg document with XXX XXX statement (end date is post closing) for acct ending #XXX along with an amended XXX
*Exception Remains. XXX account included per documents received; however, still missing X consecutive months of XXXCU Money Market Account #XXX-XXX to confirm balance of XXX Partial funds from this account are needed to confirm sufficient reserves.

XXX - Received XXX-pg. AccountChek Asset report dated XXX reflecting X account balances for XXXCU for accounts ending #XXX-XXX and #XXX-XXX and for a XXX account ending #XXX
												*Exception Remains. Still missing X consecutive months of XXXCU Money Market Account #XXX-XXX to confirm balance of XXX account ending #XXX on AccountChek was not disclosed on borrower XXX, thus has not been considered.	Mitigated Risk: XXX - Received amended XXX adding the XXX CU and XXXaccounts. *Exception waived to XXX status based on post-closing corrected XXX	XXX	C	B	C	B	C	B	C	B	C	B
2023030866		XXX	XXX	Compliance	Missing evidence of the Seller Closing Disclosure	XXX	XXX	Acknowledged	Missing Seller CD.		Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.		Client: XXX No Assignee Liability.	XXX	C	B	C	B	B	B	C	B	C	B
2023030866	XXX	XXX	Credit	Missing Source of Funds	XXX	XXX	Acknowledged	Missing documentation to source the following deposits as funds are needed to meet the reserves requirements of XXX (XXX mths):
XXX) XXX CU Money Market Savings AXXX# XXX-XXX deposit XXX XXX (pg XXX)
XXX) XXX XXX XXX deposits of XXX on XXX and XXX (pg XXX)

**reserves verified with deposits included XXX **	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.	XXX - Received multiple documents.
X)  Gift Letter with copy of donor's online printout plus X-pg donor statement. (Gift confirmed and cleared prior.)
X)  XXX-pg. document with XXX XXX statement (end date is post closing) for acct ending #XXX along with an amended XXX (XXX account confirmed)
X) Received X months XXX CU Checking ending XXX-XXX (confirmed previously)
X) Updated XXX reflecting assets that do not include the XXX Account ending #XXX and the XXX CU Money XXX account #XXX-XXX (not cleared)
*Exception Remains. Still missing X consecutive months of XXXCU XXX XXX Account #XXX-XXX (see CRED XXX) to confirm balance of XXXAnd still need documentation to source the following deposits as funds are needed to meet the reserves requirements of XXX,XXX (XXX mths):
X) XXXCU Money Market Savings AX# XXX-XXX deposit XXX XXX(pg XXX)
X) XXX, X deposits of XXX,XXX on XXX and XXX (pg XXX).

XXX - Received XXX-pg document with XXX XXX statement (end date is post closing) for acct ending #XXX Also received AccountChek statement showing transaction history on XXX
*Exception Remains. Still missing X consecutive months of XXXCU Money Market Account #XXX-XXX (see CRED XXX) to confirm balance of XXXAnd still need documentation to source the following deposits as funds are needed to meet the reserves requirements of XXX,XXX (XXX mths):
X) XXXCU Money Market Savings AX# XXX-XXX deposit XXX XXX(pg XXX)
X) XXX, X deposits of XXX,XXX on XXX and XXX (pg XXX).	Mitigated Risk: XXX - Received:
X)  A processors cert stating: "per conversion with the borrower, the XXXdeposit to open the XXX Credit Union account #XXX-XXX in June XXX was funds that came from the borrower's insurance company for their Silverado truck that was stolen. The Insurance company, XXX paid them out". Attached is a copy of check and at the bottom, there is evidence of an electronic deposit on XXX The XXX deposit matches to the deposit on the printout in file (pg. XXX).
X) A processor rebuttal that the two XXXdeposits of XXX do not need to be sourced since it's less than XXX of the borrower's total income.
*Exception Waived*. Exception waived to XXX level due to resolution post-closing. XXX CU account has been sourced and thus only a portion of the XXXaccount is required for meeting full reserves. Guidelines state any large deposits not consistent with Applicant income must be sufficiently documented to determine sufficient assets. Processor cert on not needing to source these funds is reasonable. Waived to XXX as XXX does not reflect all funds for XXXor XXX CU accounts.
														XXX	C	B	C	B	C	B	C	B	C	B
2023030866	XXX	XXX	Property	Appraisal is Incomplete	XXX	XXX	Acknowledged	***NEW*** XXX - Appraisal states property is located in a PUD, but does not list HOA fees.	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.	XXX - Received an internal lender memo dated XXX that states per XXX and XXX, the subject has no HOA.
												*Exception Remains* Confirmation was received from lender that subject property has no HOA on XXX; however, the Appraisal in file reflects the subject is located in a PUD. Missing is evidence of an amended Appraisal to confirm subject is not in a PUD as well as evidence of update submission to FNMA SSR for updated CU score confirming last submission date to correspond to amended Appraisal.	Client: XXX - Per Investor email, waiver of HOA condition is accepted as Investor is satisfied with the documents provided. The home is located in a PUD but not all PUDs have HOAs or dues.	XXX	C	B	C	B	C	B	C	B	C	B
2023030865	XXX	XXX	Credit	Unacceptable Credit History	XXX	XXX	Acknowledged	Missing XXX mths cancelled checks to support private party VOR. LOE in file pg XXX from borrower states "at this moment I can not provide cancel checks".	Verified credit history - Borrower's credit report in file (pg. XXX) reflects an established credit history since XXX History reports no late payments made based on the months reviewed for every account in the borrower's history

XXX - INVESTOR TO REVIEW. Received a post-closing dated Internal Lender Exception Request for XXX months canceled checks. A full VOR is in file. Lender listed their noted comp factors as part of request. <XXX DTI, Credit score >XXX points above required, Residual income >XXX of required, borrower down payment >XXX of own funds, Reserves exceed X months.

*Exception Remains. INVESTOR TO REVIEW. Investor to approve the exception request. Guideline. Per eRESI Credit Guidelines ALT DOC vX.X XXX, Section X.X.X Housing History (p. XXX), "if renting from a private party canceled checks are required."  VOR in file (pg. XXX) is from a private party.

XXX - Received private party VOR.

**Exception Remains**

Per eRESI Credit Guidelines ALT DOC vX.X XXX, Section X.X.X Housing History (p. XXX), "if renting from a private party canceled checks are required."

													Client: Per Investor email dated XXX, Investor acknowledges to override as an XXX based on noted comp factors. *Exception Overridden to XXX.	XXX	C	B	C	B	C	B	C	B	C	B